UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-06515

Morgan Stanley Global Fixed Income Opportunities Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York			10036
(Address of principal executive offices)			(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	October 31,

Date of reporting period:	April 30, 2015

Item 1 - Report to Shareholders

Trustees

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board

John H. Gernon
President and Principal Executive Officer

Stefanie V. Chang Yu
Chief Compliance Officer

Joseph C. Benedetti
Vice President

Francis J. Smith
Treasurer and Principal Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Adviser

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Sub-Adviser

Morgan Stanley Investment Management Limited
25 Cabot Square, Canary Wharf
London, E14 4QA, England

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 548-7786.

DINSAN
1209135 Exp. 06.30.16

INVESTMENT MANAGEMENT

Morgan Stanley
Global Fixed Income
Opportunities Fund

Semi-Annual Report

April 30, 2015

Morgan Stanley Global Fixed Income Opportunities Fund

Table of Contents

Welcome Shareholder	3
Fund Report	4
Performance Summary	10
Expense Example	11
Portfolio of Investments	13
Statement of Assets and Liabilities	38
Statement of Operations	39
Statements of Changes in Net Assets	41
Notes to Financial Statements	42
Financial Highlights	63
U.S. Privacy Policy	68

Welcome Shareholder,

We are pleased to provide this semiannual report, in which you will learn how your investment in Morgan Stanley Global Fixed Income Opportunities Fund (the "Fund") performed during the latest six-month period. It includes an overview of the market conditions and discusses some of the factors that affected performance during the reporting period. In addition, the report contains financial statements and a list of portfolio holdings.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report (unaudited)

For the six months ended April 30, 2015

Total Return for the 6 Months Ended April 30, 2015
					Barclays Global	Lipper Global
Class A	Class B	Class L	Class I	Class IS	Aggregate Index[1]	Income Funds Index[2]
1.74%	1.38%	1.65%	1.90%	1.91%	–1.92%	–0.40%

The performance of the Fund's five share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Market Conditions

Divergence in global bond performance returns was a theme in markets during the six-month reporting period ended April 30, 2015. U.S. and U.K. bond yields rose as risk appetite returned, while in other developed markets, such as in Europe, bonds rallied with the continued expectation of central bank easing. After declining sharply in the second half of 2014, oil prices started to rebound in February of 2015 and led to currency appreciation in oil-linked countries, which had been particularly hard-hit in recent months. After several months of persistent dollar strength, the trend started to reverse for some currencies. However, the euro continued its depreciation, albeit at a slower pace.

In the U.S., the Federal Open Market Committee's (FOMC) quantitative easing (QE) stimulus program ended as expected in October 2014, but the timing of policy normalization — that is, by increasing interest rates — remained uncertain. From the end of 2014 through

January 2015, the Committee indicated it would remain "patient" in raising rates. However, at its March meeting, the FOMC noted that economic conditions had "moderated" somewhat since January and dropped the patient pledge. Gross domestic product (GDP) growth slowed sharply in the first quarter of 2015, expanding at a 0.2% annualized rate according to the government's first estimate. The FOMC's April statement attributed the recent slowdown to transitory factors, including cold weather and a West Coast port strike, and continued to emphasize that its decisions would be based on incoming economic data.

In the euro area, the European Central Bank (ECB) decided in January to implement a long-awaited QE program, as well as publish accounts of its January meeting. This was the first time that accounts of monetary policy meetings were published and will be a regular feature from now on. In the January meeting, the council highlighted risks of de-anchoring inflation expectations due to oil price declines, but provided little guidance for March actions, when sovereign QE was set to begin. On February 20, the Greek government was able to secure a four-month extension to the existing program after several negotiations with the Eurogroup, the group of euro area finance ministers, eight days before the program was set to expire. The parties will also use the subsequent four months to negotiate the terms of the next program. At its March meeting, the ECB announced the start of its QE bond purchases, buying 60 billion euros in bonds monthly until September 2016 to try to bolster inflation and encourage borrowing and spending across the eurozone. The policy makers also raised their forecasts for GDP growth this year.

A lull in volatility — driven by a ceasefire in Ukraine, a temporary reprieve for Greece, and stabilization in commodity prices — fed risk appetite for U.S. dollar-based assets. In external and corporate debt markets, the stabilization in oil prices led to a rebound in oil-related countries and companies. Emerging market currencies weakened versus the U.S. dollar and local rates rose as idiosyncratic issues drove divergence in emerging market asset performance. Despite heavy fighting before, during, and after negotiations, the Minsk II ceasefire was signed by Ukraine and Russian-backed rebels. A resumption in fighting could threaten Ukraine's International Monetary Fund (IMF) bailout package and lead to further sanctions on Russia.

The focus on corruption and graft has sparked investigations and legislation over the past several months in Brazil, China, Mexico, and India. In Brazil, the ongoing "Car Wash" investigation focusing on service contracts with state-owned oil company Petrobras, led to a ratings downgrade for the company. The company's long-term debt rating was cut to junk by Moody's, but it still retained investment grade status by S&P and Fitch. In Mexico, the lower house was in the process of passing a set of constitutional changes targeting corruption and graft. While many claimed the legislation did not go far enough, it is a step in the right direction. The Indian government has also been conducting an investigation into corruption between oil companies and the office of the Oil Minister. The companies are accused of bribing officials to steal confidential information from the ministry office. As of yet, the investigation has not turned into a full-scale crackdown, as in China, but is also a step in the right direction for transparency in the country, despite the market volatility it might inflict on the companies implicated.

Demand for credit remained strong against a backdrop of low inflation and low government bond yields. The ECB's intention to purchase a significant volume of government and asset-backed bonds provided a strong technical support for riskier fixed income assets. As European government bond yields fell to historic low levels, demand for many forms of spread product remained strong as investors were forced to seek out alternative sources of yield. While this search for yield was most apparent within the European markets, the U.S. credit markets also benefited, though to a lesser extent.

The primary market for credit was reasonably robust during the period. Issuance of investment grade bonds into the U.S. market exceeded $200 billion in January and February, which is a record for the first two months of the year.(i) European issuance has also been strong, with €119 billion issued, another record.(ii) These new issues have been met with strong demand. The discount required by the market to place these bonds (the new issue premium) has declined and bonds are being issued close to secondary market levels. Given the substantial difference in yields between the U.S. and European markets, we have begun to witness U.S. companies shift planned issuance from the U.S. to

(i)  Source: Bloomberg L.P., data as of February 27, 2015

(ii)  Source: Bloomberg L.P., data as of February 27, 2015

Europe to take advantage of the relatively lower yields in that market.

In the U.S. mortgage-backed securities (MBS) market, agency MBS performed well over the past six months, benefitting from range-bound interest rates, stable prepayments, and continued sponsorship by the Federal Reserve (Fed). Although current MBS valuations appeared slightly expensive from a historical perspective, these valuations seemed justified, in our opinion, by the dampened volatility and stable investor demand.

The U.S. housing market continued to improve, although the pace of home price appreciation has slowed. Mortgage rates remained at very low levels from a historical perspective and homes affordability has remained high when factoring in mortgage costs as a percentage of median income. Mortgage lending standards are still restrictive in the aftermath of the mortgage crisis, but household formation is increasing, and pent-up demand for homes is starting to emerge after many years of weaker demand.

Non-agency MBS have been the primary beneficiaries of this improving housing market. Delinquency and default rates have been declining, loss severities on defaulting loans have been decreasing, and prepayments on non-agency MBS have been slowly increasing. Many non-agency borrowers have been unable to refinance because their property values had declined and they were ineligible for many of the government-sponsored refinance programs such as the Home Affordable

Refinance Program (HARP). With home prices recovering and home owner equity being restored, we expect to see increases in non-agency mortgage refinancing, which may be positive for the largely discount-priced, non-agency MBS market.

European asset-backed securities (ABS) continued to perform well, driven by anticipated ECB purchases and limited new issuance volume.

Performance Analysis

All share classes of Morgan Stanley Global Fixed Income Opportunities Fund outperformed the Barclays Global Aggregate Index (the "Index") and the Lipper Global Income Funds Index for the six months ended April 30, 2015, assuming no deduction of applicable sales charges.

Relative to the Index, overweight positions in high yield credit, non-agency MBS, and convertible securities contributed the most to relative outperformance. However, the Fund was slightly shorter in duration, a measure of interest-rate sensitivity, than the Index, which detracted somewhat from relative performance during the period. Duration positioning was managed with interest rate futures and swaps. Currency positioning, which is nearly 100 percent hedged to the U.S. dollar using foreign exchange forward contracts, also detracted slightly.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

PORTFOLIO COMPOSITION+ as of 04/30/15
Corporate Bonds	46.4%
Sovereign	19.1
Mortgages — Other	13.1
Commercial Mortgage-Backed Securities	6.1
Asset-Backed Securities	6.0
U.S. Treasury Securities	4.3
Short-Term Investments	2.9
Collateralized Mortgage Obligations — Agency Collateral Series	1.0
Variable Rate Senior Loan Interests	0.7
Convertible Preferred Stock	0.3
Agency Fixed Rate Mortgages	0.1

+  Does not include open long/short futures contracts with an underlying face amount of $96,155,419 with net unrealized depreciation of $19,763. Does not include open foreign currency forward exchange contracts with net unrealized depreciation of $2,933,202 and does not include open swap agreements with net unrealized depreciation of $508,681 and the value of securities held as collateral on loaned securities.

LONG-TERM CREDIT ANALYSIS as of 04/30/15
AAA	7.5%
AA	4.4
A	4.3
BBB	21.2
BB	20.7
B or Below	26.2
Not Rated	15.7

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the types of securities mentioned above. All percentages for portfolio composition are as a percentage of total investments and all percentages for long-term credit analysis are as a percentage of total long-term investments.

Security ratings disclosed with the exception for those labeled "not rated" have been rated by at least one Nationally Recognized Statistical Rating Organization ("NRSRO"). These ratings are obtained from Standard & Poor's Ratings Group ("S&P"), Moody's Investors Services, Inc. ("Moody's") or Fitch Ratings ("Fitch"). If two or more NRSROs have assigned a rating to a security, the highest rating is used and if securities are not rated, Morgan Stanley Investment Management Inc. (the "Adviser") has deemed them to be of comparable quality. Ratings from Moody's or Fitch, when used, are converted into their equivalent S&P rating.

Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund will normally invest at least 80 percent of its assets in a portfolio of fixed-income securities. The Fund's Adviser and/or "Sub-Adviser," Morgan Stanley Investment Management Limited, will allocate the Fund's investments among the following asset classes or market segments: (1) corporate securities, (2) residential and commercial mortgage-backed securities, (3) asset-backed securities, (4) emerging market securities, (5) convertible securities, (6) U.S. government securities and foreign sovereign debt, and (7) currency derivatives. Securities may be rated either investment grade or below investment grade and denominated in any currency, hedged or un-hedged. The amount of the Fund's assets committed to any one asset class or market segment will fluctuate. However, the Fund may invest up to 65 percent of its net assets in any one asset class or market segment. The Adviser and Sub-Adviser have the flexibility to select any combination of at least two asset classes of the aforementioned groups depending upon market conditions and the current economic environment and, as a result, at any given time the Fund's assets may be invested in certain groups and not others.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's public reference room in Washington, DC. Information on the operation of the SEC's public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-1520.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 548-7786 or by visiting the Mutual Fund Center on our web site at www.morganstanley.com/im. It is also available on the SEC's web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our web site at www.morganstanley.com/im. This information is also available on the SEC's web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 548-7786, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary (unaudited)

Average Annual Total Returns—Period Ended April 30, 2015
Symbol	Class A Shares* (since 07/28/97) DINAX		Class B Shares** (since 04/09/92) DINBX		Class L Shares† (since 07/28/97) DINCX	Class I Shares†† (since 07/28/97) DINDX	Class IS Shares††† (since 09/13/13) MGFOX
1 Year	1.83 –2.50 [4]	%[3]	1.10 –3.79 [4]	%[3]	1.61 —%[3]	2.33 —%[3]	2.17 —%[3]
5 Years	7.11 [3] 6.19 [4]		6.39 [3] 6.07 [4]		6.64 [3] —	7.42 [3] —	— —
10 Years	5.62 [3] 5.17 [4]		5.13 [3] 5.13 [4]		5.08 [3] —	5.92 [3] —	— —
Since Inception	4.23 [3] 3.98 [4]		4.62 [3] 4.62 [4]		3.64 [3] —	4.51 [3] —	7.35 [3] —
Gross Expense Ratio	1.20		2.02		1.44	0.86	0.97

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com/im or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class L, Class I and Class IS shares will vary due to differences in sales charges and expenses. See the Fund's current prospectus for complete details on fees and sales charges. Expense ratios are as of the Fund's fiscal year end as outlined in the Fund's current prospectus.

*  The maximum front-end sales charge for Class A is 4.25%.

**  The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years. Effective April 2005, Class B shares will generally convert to Class A shares approximately eight years after the end of the calendar month in which the shares were purchased. Performance for periods greater than eight years reflects this conversion (beginning April 2005).

†  Class L has no sales charge.

††  Class I has no sales charge.

†††  Class IS had no sales charge.

(1)  The Barclays Global Aggregate Index provides a broad-based measure of the global investment grade fixed-rate debt markets. Total Returns shown in unhedged USD. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)  The Lipper Global Income Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Global Income Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. The Fund was in the Lipper Global Income Funds classification as of the date of this report.

(3)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(4)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including advisory fees, administration fees, distribution and shareholder services (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 11/01/14 – 04/30/15.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Example (unaudited) continued

	Beginning Account Value	Ending Account Value	Expenses Paid During Period@
	11/01/14	04/30/15	11/01/14 – 04/30/15
Class A
Actual (1.74% return)	$1,000.00	$1,017.40	$5.50
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.79	$5.06
Class B
Actual (1.38% return)	$1,000.00	$1,013.80	$8.39
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.46	$8.40
Class L
Actual (1.65% return)	$1,000.00	$1,016.50	$6.00
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.84	$6.01
Class I
Actual (1.90% return)	$1,000.00	$1,019.00	$3.25
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.57	$3.26
Class IS
Actual (1.91% return)	$1,000.00	$1,019.10	$3.10
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.72	$3.11

  @  Expenses are equal to the Fund's annualized expense ratios of 1.01%, 1.68%, 1.20%, 0.65% and 0.62% for Class A, Class B, Class L, Class I and Class IS shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). If the Fund had borne all of its expenses, the annualized expense ratios would have been 1.02%, 1.87%, 1.21%, 0.66% and 0.63% for Class A, Class B, Class L, Class I and Class IS shares, respectively.

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  April 30, 2015 (unaudited)

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
		Corporate Bonds (45.3%)
		Australia (0.9%)
		Basic Materials
	$470	FMG Resources August 2006 Pty Ltd. (a)(b)	6.00%		04/01/17	$486,509
		Energy
	1,200	APT Pipelines Ltd. (a)(b)	4.20		03/23/25	1,212,246
	400	Lonestar Resources America, Inc. (b)	8.75		04/15/19	320,000
						1,532,246
		Industrials
	300	Transfield Services Ltd. (b)	8.375		05/15/20	321,000
		Total Australia				2,339,755
		Belgium (0.5%)
		Finance
EUR	1,100	ASR Nederland N.V.	5.00	(c)	(d)	1,345,278
		Brazil (0.5%)
		Finance
	$800	Banco ABC Brasil SA	7.875		04/08/20	820,000
	450	Banco Daycoval SA (a)(b)	5.75		03/19/19	461,250
		Total Brazil				1,281,250
		Canada (1.1%)
		Basic Materials
	500	Lundin Mining Corp. (b)	7.50		11/01/20	526,300
	500	NOVA Chemicals Corp. (b)	5.25		08/01/23	528,125
						1,054,425
		Communications
	500	MDC Partners, Inc. (b)	6.75		04/01/20	509,375
		Consumer, Cyclical
	200	Air Canada (b)	6.75		10/01/19	214,500
		Energy
	250	Lightstream Resources Ltd. (a)(b)	8.625		02/01/20	193,750
		Finance
	500	Baytex Energy Corp. (a)(b)	5.625		06/01/24	486,250
		Industrials
	550	Bombardier, Inc. (a)(b)	6.125		01/15/23	528,385
		Total Canada				2,986,685

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  April 30, 2015 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
		Chile (0.6%)
		Communications
	$400	ENTEL Chile SA (a)(b)	4.75%		08/01/26	$421,117
		Consumer, Non-Cyclical
	425	Cencosud SA (a)(b)	6.625		02/12/45	423,808
		Finance
	400	Corpbanca SA	3.125		01/15/18	403,207
	340	Corpbanca SA (b)	3.875		09/22/19	350,202
						753,409
		Total Chile				1,598,334
		China (0.7%)
		Communications
	710	SINA Corp. (a)	1.00		12/01/18	667,400
		Consumer, Non-Cyclical
HKD	5,000	Hengan International Group Co., Ltd.	0.00	(e)	06/27/18	704,789
		Finance
	$100	Billion Express Investments Ltd.	0.75		10/18/15	106,750
		Technology
	500	BCP Singapore VI Cayman Financing Co., Ltd. (b)	8.00		04/15/21	496,250
		Total China				1,975,189
		Denmark (0.0%) (f)
		Finance
DKK	(g)	Nordea Kredit Realkreditaktieselskab, Series ANN	5.00		07/01/29	2
	63	Realkredit Danmark A/S	6.00		10/01/29	11,300
		Total Denmark				11,302
		France (2.2%)
		Communications
	$550	Numericable-SFR SAS (b)	6.00		05/15/22	564,094
		Consumer, Non-Cyclical
EUR	400	La Financiere Atalian SAS	7.25		01/15/20	489,302
		Energy
	500	Areva SA	4.875		09/23/24	610,550
		Finance
	650	AXA SA	5.25	(c)	04/16/40	845,002
	$875	BPCE SA (b)	5.15		07/21/24	920,757

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  April 30, 2015 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
EUR	1,100	Credit Agricole Assurances SA	4.50	(c)%	(d)	$1,328,696
	$625	Credit Agricole SA (b)	7.875	(c)	(d)	670,283
						3,764,738
		Utilities
EUR	400	Electricite de France	5.00	(c)	(d)	511,570
		Total France				5,940,254
		Germany (2.1%)
		Consumer, Cyclical
	300	Volkswagen International Finance N.V.	4.625	(c)	(d)	381,471
	$535	ZF North America Capital, Inc. (b)	4.50		04/29/22	536,672
						918,143
		Consumer, Non-Cyclical
EUR	550	Bayer AG	3.75	(c)	07/01/74	671,351
		Finance
	1,000	Allianz Finance II BV	5.75	(c)	07/08/41	1,366,810
	1,100	Deutsche Annington Finance BV	4.625	(c)	04/08/74	1,316,318
	800	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	6.00	(c)	05/26/41	1,107,039
						3,790,167
		Utilities
GBP	200	RWE AG	7.00	(c)	(d)	334,424
		Total Germany				5,714,085
		India (0.5%)
		Basic Materials
	$550	Vedanta Resources PLC (b)	6.00		01/31/19	521,125
		Communications
	700	Bharti Airtel International Netherlands BV (b)	5.125		03/11/23	761,624
		Total India				1,282,749
		Ireland (0.1%)
		Industrials
EUR	200	Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.	4.25		01/15/22	230,184

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  April 30, 2015 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
		Italy (1.4%)
		Communications
EUR	415	Telecom Italia Finance SA	7.75%		01/24/33	$684,350
	500	Wind Acquisition Finance SA	4.00		07/15/20	569,936
						1,254,286
		Finance
	800	Assicurazioni Generali SpA	10.125	(c)	07/10/42	1,271,613
	$500	Intesa Sanpaolo SpA (a)(b)	6.50		02/24/21	586,789
						1,858,402
		Utilities
EUR	525	Enel SpA	5.00	(c)	01/15/75	638,817
		Total Italy				3,751,505
		Jersey (0.6%)
		Consumer, Cyclical
	$600	International Game Technology PLC (b)	5.625		02/15/20	594,675
		Energy
	375	Premier Oil Finance Jersey Ltd., Series PMO	2.50		07/27/18	345,000
		Finance
GBP	400	Derwent London Capital No. 2 Jersey Ltd., Series DLN	1.125		07/24/19	731,151
		Total Jersey				1,670,826
		Korea, Republic of (0.3%)
		Consumer, Cyclical
KRW	800,000	Lotte Shopping Co., Ltd., Series LOTT	0.00	(e)	01/24/18	767,313
		Luxembourg (0.6%)
		Basic Materials
	$475	ArcelorMittal	10.60		06/01/19	573,562
		Communications
EUR	500	Altice Financing SA	6.50		01/15/22	609,202
		Finance
	$313	Ardagh Finance Holdings SA (a)(b)(h)	8.625		06/15/19	335,857
		Total Luxembourg				1,518,621

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  April 30, 2015 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
		Malaysia (0.6%)
		Energy
	$1,475	Petronas Capital Ltd. (a)(b)	3.50%		03/18/25	$1,505,149
		Mexico (0.3%)
		Basic Materials
	500	Mexichem SAB de CV (a)(b)	5.875		09/17/44	497,500
		Utilities
	397	Fermaca Enterprises S de RL de CV (b)	6.375		03/30/38	420,920
		Total Mexico				918,420
		Netherlands (2.2%)
		Consumer, Cyclical
	400	Playa Resorts Holding BV (b)	8.00		08/15/20	418,000
		Finance
EUR	550	ABN AMRO Bank N.V.	6.375		04/27/21	780,421
	600	Achmea BV	6.00	(c)	04/04/43	806,728
	$650	AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (b)	3.75		05/15/19	659,750
EUR	1,100	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	5.50	(c)	(d)	1,296,274
	$700	ING Bank N.V. (b)	5.80		09/25/23	788,967
	650	ING Groep N.V. (a)	6.00	(c)	(d)	650,406
						4,982,546
		Industrials
EUR	200	Constellium N.V.	4.625		05/15/21	217,496
	300	Constellium N.V.	7.00		01/15/23	351,932
						569,428
		Total Netherlands				5,969,974
		Portugal (0.2%)
		Utilities
	$425	EDP Finance BV (b)	4.125		01/15/20	439,716
		Russia (0.1%)
		Communications
	400	Yandex N.V. (a)	1.125		12/15/18	351,500

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  April 30, 2015 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
		Singapore (0.3%)
		Consumer, Non-Cyclical
	$400	Global A&T Electronics Ltd. (b)	10.00%		02/01/19	$387,000
	400	Olam International Ltd.	6.00		10/15/16	425,500
		Total Singapore				812,500
		South Africa (0.2%)
		Finance
	550	ICBC Standard Bank PLC	8.125		12/02/19	630,575
		Spain (1.4%)
		Communications
EUR	1,100	Telefonica Europe BV	5.875	(c)	(d)	1,409,879
		Finance
	$800	Banco Santander SA	6.375	(c)	(d)	789,000
EUR	400	BBVA Subordinated Capital SAU	3.50	(c)	04/11/24	476,065
						1,265,065
		Industrials
	$300	Abengoa Greenfield SA (a)(b)	6.50		10/01/19	282,750
EUR	700	Grupo Isolux Corsan Finance BV (a)	6.625		04/15/21	676,938
						959,688
		Total Spain				3,634,632
		Switzerland (0.6%)
		Basic Materials
	$825	Glencore Funding LLC (b)	4.00		04/16/25	810,966
		Energy
	175	Noble Holding International Ltd.	6.95		04/01/45	169,924
		Finance
	500	Credit Suisse AG (b)	6.50		08/08/23	572,153
		Total Switzerland				1,553,043
		Thailand (0.2%)
		Energy
	450	PTT PCL (b)	3.375		10/25/22	448,499

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  April 30, 2015 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
		Turkey (0.3%)
		Finance
	$300	Finansbank AS	5.50%		05/11/16	$306,030
	400	Turkiye Is Bankasi (b)	7.85		12/10/23	442,808
		Total Turkey				748,838
		United Kingdom (2.6%)
		Communications
GBP	250	Virgin Media Finance PLC (b)	6.375		10/15/24	410,612
		Consumer, Cyclical
	$200	Algeco Scotsman Global Finance PLC (a)(b)	10.75		10/15/19	160,875
EUR	550	International Game Technology PLC	4.75		02/15/23	626,831
						787,706
		Consumer, Non-Cyclical
GBP	350	Voyage Care Bondco PLC (a)	6.50		08/01/18	558,068
		Finance
	$700	HSBC Holdings PLC (a)	6.375	(c)	(d)	724,675
EUR	450	Lloyds Bank PLC	6.50		03/24/20	623,430
	350	Lloyds Banking Group PLC	6.375	(c)	(d)	419,103
	700	Nationwide Building Society	4.125	(c)	03/20/23	845,746
	$700	Standard Chartered PLC (b)	5.70		03/26/44	768,096
						3,381,050
		Industrials
	500	CEVA Group PLC (b)	4.00		05/01/18	460,000
		Utilities
GBP	750	NGG Finance PLC	5.625	(c)	06/18/73	1,285,773
		Total United Kingdom				6,883,209
		United States (24.2%)
		Basic Materials
	$250	American Gilsonite Co. (b)	11.50		09/01/17	218,750
	400	Hexion, Inc. (a)	8.875		02/01/18	357,500
	400	Hexion, Inc. (b)	10.00		04/15/20	413,000
	300	Prince Mineral Holding Corp. (b)	11.50		12/15/19	289,875
	650	Signode Industrial Group Lux SA/Signode Industrial Group US, Inc. (b)	6.375		05/01/22	653,250
						1,932,375

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  April 30, 2015 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
	Communications
$540	CCO Holdings LLC/CCO Holdings Capital Corp.	6.50%		04/30/21	$562,140
500	Crown Castle International Corp.	5.25		01/15/23	530,300
575	CSC Holdings LLC (b)	5.25		06/01/24	600,156
631	Ctrip.com International Ltd.	1.25		10/15/18	698,438
500	DISH DBS Corp.	5.00		03/15/23	475,000
700	HomeAway, Inc. (a)	0.125		04/01/19	663,250
500	inVentiv Health, Inc. (b)	9.00		01/15/18	527,500
400	Midcontinent Communications & Midcontinent Finance Corp. (b)	6.25		08/01/21	418,000
550	Outfront Media Capital LLC/Outfront Media Capital Corp.	5.25		02/15/22	570,625
601	Priceline Group, Inc. (a)	0.35		06/15/20	711,434
250	Sprint Corp.	7.125		06/15/24	240,937
500	T-Mobile USA, Inc. (a)	6.836		04/28/23	530,625
725	Twitter, Inc. (b)	0.25		09/15/19	666,094
343	Yahoo!, Inc.	0.00	(e)	12/01/18	365,081
					7,559,580
	Consumer, Cyclical
400	Allied Specialty Vehicles, Inc. (b)	8.50		11/01/19	427,000
400	CCM Merger, Inc. (b)	9.125		05/01/19	436,500
500	Century Communities, Inc. (a)(b)	6.875		05/15/22	496,875
466	CVS Pass-Through Trust (b)	4.163		08/11/36	489,252
475	Family Tree Escrow LLC (b)	5.75		03/01/23	501,125
525	FCA US LLC/CG Co-Issuer, Inc.	8.00		06/15/19	550,620
500	Gibson Brands, Inc. (b)	8.875		08/01/18	513,750
500	Global Partners LP/GLP Finance Corp.	6.25		07/15/22	495,000
300	Golden Nugget Escrow, Inc. (b)	8.50		12/01/21	318,000
400	Guitar Center, Inc. (a)(b)	6.50		04/15/19	354,000
450	HD Supply, Inc.	7.50		07/15/20	484,875
350	JC Penney Corp., Inc.	8.125		10/01/19	351,750
575	Lear Corp.	5.25		01/15/25	590,094
500	Logan's Roadhouse, Inc. (a)	10.75		10/15/17	383,750
575	MGM Resorts International (a)	6.00		03/15/23	598,359
500	Pittsburgh Glass Works LLC (b)	8.00		11/15/18	531,250
3,904	Resort at Summerlin LP, Series B (h)(i)(j)(k)(l)(m)	13.00		12/15/07	0
345	Rite Aid Corp. (a)	6.75		06/15/21	366,994
500	RSI Home Products, Inc. (b)	6.50		03/15/23	523,750
500	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC (b)	5.875		05/15/21	507,500

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  April 30, 2015 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
$850	Speedway Motorsports, Inc. (b)	5.125%	02/01/23	$861,645
500	Suburban Propane Partners LP/Suburban Energy Finance Corp.	5.50	06/01/24	516,250
250	Suburban Propane Partners LP/Suburban Energy Finance Corp.	5.75	03/01/25	260,000
500	Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. (b)	6.375	06/01/21	478,750
375	Tesla Motors, Inc.	0.25	03/01/19	354,609
325	Toll Brothers Finance Corp. (a)	0.50	09/15/32	336,172
400	VWR Funding, Inc.	7.25	09/15/17	419,500
300	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. (a)	5.375	03/15/22	306,750
375	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. (b)	5.50	03/01/25	378,281
275	Yum! Brands, Inc. (a)	3.875	11/01/20	291,415
				13,123,816
	Consumer, Non-Cyclical
350	Acadia Healthcare Co., Inc.	5.125	07/01/22	350,875
375	Actavis Funding SCS	3.80	03/15/25	379,800
450	American Achievement Corp. (a)(b)	10.875	04/15/16	447,750
550	Aramark Services, Inc.	5.75	03/15/20	574,750
345	Armored Autogroup, Inc. (a)	9.25	11/01/18	363,544
408	Beverages & More, Inc. (b)	10.00	11/15/18	408,510
300	BioMarin Pharmaceutical, Inc.	1.50	10/15/20	422,438
500	Cenveo Corp. (b)	6.00	08/01/19	467,500
300	Harland Clarke Holdings Corp. (b)	9.75	08/01/18	319,125
575	HCA, Inc.	4.75	05/01/23	605,187
500	HJ Heinz Co. (b)	4.875	02/15/25	547,250
225	Mallinckrodt International Finance SA/Mallinckrodt CB LLC (a)(b)	5.50	04/15/25	230,625
500	Monitronics International, Inc.	9.125	04/01/20	497,500
400	Quest Diagnostics, Inc.	2.70	04/01/19	407,552
500	RR Donnelley & Sons Co.	7.875	03/15/21	576,250
450	United Rentals North America, Inc.	5.75	11/15/24	464,625
350	Wells Enterprises, Inc. (b)	6.75	02/01/20	358,750
				7,422,031
	Diversified
450	Argos Merger Sub, Inc. (a)(b)	7.125	03/15/23	473,625

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  April 30, 2015 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
	Energy
$610	Carrizo Oil & Gas, Inc. (a)	6.25%	04/15/23	$620,675
550	Chesapeake Energy Corp. (a)	5.75	03/15/23	540,375
500	Cobalt International Energy, Inc. (a)	2.625	12/01/19	384,375
250	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. (b)	6.25	04/01/23	262,500
500	DCP Midstream LLC (a)(b)	5.35	03/15/20	496,225
675	Denbury Resources, Inc.	4.625	07/15/23	610,875
500	Denbury Resources, Inc.	5.50	05/01/22	476,250
775	Ensco PLC (a)	5.75	10/01/44	767,280
500	Memorial Production Partners LP/Memorial Production Finance Corp. (b)	6.875	08/01/22	471,250
250	Newfield Exploration Co.	5.375	01/01/26	261,250
400	PetroQuest Energy, Inc.	10.00	09/01/17	349,000
500	Rice Energy, Inc. (a)	6.25	05/01/22	505,000
500	Rosetta Resources, Inc. (a)	5.875	06/01/24	498,750
875	Rowan Cos., Inc.	5.85	01/15/44	753,434
600	SM Energy Co. (b)	6.125	11/15/22	633,000
1,050	Transocean, Inc.	4.30	10/15/22	807,187
350	Triangle USA Petroleum Corp. (b)	6.75	07/15/22	301,000
575	Williams Partners LP/ACMP Finance Corp.	4.875	05/15/23	584,088
				9,322,514
	Finance
450	Ally Financial, Inc.	4.125	03/30/20	453,375
250	American Realty Capital Properties, Inc.	3.00	08/01/18	242,813
450	Aston Escrow Corp. (b)	9.50	08/15/21	285,750
300	Bank of America Corp.	4.75	04/21/45	297,120
375	Bank of America Corp.	6.11	01/29/37	443,306
300	Bank of America Corp., MTN	4.25	10/22/26	301,326
500	Compiler Finance Sub, Inc. (b)	7.00	05/01/21	377,500
775	Discover Financial Services	3.95	11/06/24	785,785
225	Extra Space Storage LP (b)	2.375	07/01/33	272,391
150	Genworth Holdings, Inc.	7.20	02/15/21	158,585
350	Genworth Holdings, Inc.	7.625	09/24/21	372,750
580	Goldman Sachs Group, Inc. (The)	6.75	10/01/37	730,857
500	Infinity Acquisition LLC/Infinity Acquisition Finance Corp. (b)	7.25	08/01/22	473,750
550	Jefferies Finance LLC/JFIN Co-Issuer Corp. (b)	7.375	04/01/20	545,875
500	KCG Holdings, Inc. (b)	6.875	03/15/20	480,000
574	Kennedy-Wilson, Inc.	5.875	04/01/24	582,667

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  April 30, 2015 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
$520	Prudential Financial, Inc.	5.625	(c)%	06/15/43	$557,700
475	Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. (b)	9.50		06/15/19	501,125
325	Voya Financial, Inc. (a)	5.65	(c)	05/15/53	342,062
					8,204,737
	Industrials
500	Ahern Rentals, Inc. (b)	7.375		05/15/23	500,000
300	Apex Tool Group LLC (b)	7.00		02/01/21	285,750
225	Artesyn Embedded Technologies, Inc. (b)	9.75		10/15/20	226,125
178	Associated Asphalt Partners LLC/Road Holdings III LLC/Associated Asphalt Finance (b)	8.50		02/15/18	170,880
600	Ball Corp.	4.00		11/15/23	591,000
500	Building Materials Corp. of America (b)	5.375		11/15/24	515,000
500	Cequel Communications Holdings I LLC/Cequel Capital Corp. (b)	6.375		09/15/20	529,375
150	Consolidated Container Co., LLC/Consolidated Container Capital, Inc. (b)	10.125		07/15/20	131,250
250	Coveris Holdings SA (b)	7.875		11/01/19	255,000
300	CPG Merger Sub LLC (a)(b)	8.00		10/01/21	315,000
250	CTP Transportation Products LLC/CTP Finance, Inc. (b)	8.25		12/15/19	266,250
320	EnPro Industries, Inc. (b)	5.875		09/15/22	336,000
350	Florida East Coast Holdings Corp. (b)	6.75		05/01/19	349,125
400	Jac Holding Corp. (b)	11.50		10/01/19	417,000
550	JB Poindexter & Co., Inc. (b)	9.00		04/01/22	599,500
550	Kemet Corp. (a)	10.50		05/01/18	566,500
550	Kratos Defense & Security Solutions, Inc.	7.00		05/15/19	492,250
450	Martin Midstream Partners LP/Martin Midstream Finance Corp.	7.25		02/15/21	447,750
450	Michael Baker Holdings LLC/Michael Baker Finance Corp. (b)(h)	8.875		04/15/19	414,000
400	Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc.	8.125		02/15/19	344,000
250	SAExploration Holdings, Inc. (b)	10.00		07/15/19	152,500
500	SBA Communications Corp. (b)	4.875		07/15/22	495,625
500	Techniplas LLC (b)	10.00		05/01/20	517,500
344	Tekni-Plex, Inc. (b)	9.75		06/01/19	370,660
400	Wise Metals Intermediate Holdings LLC/Wise Holdings Finance Corp. (b)	9.75		06/15/19	435,000
500	XPO Logistics, Inc. (b)	7.875		09/01/19	533,125

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  April 30, 2015 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
	$500	Zachry Holdings, Inc. (b)	7.50%		02/01/20	$497,500
						10,753,665
		Technology
	150	Advanced Micro Devices, Inc.	6.75		03/01/19	131,250
	250	Advanced Micro Devices, Inc. (a)	7.00		07/01/24	195,625
	650	Akamai Technologies, Inc. (a)	0.00	(e)	02/15/19	710,128
	250	Aspect Software, Inc.	10.625		05/15/17	220,000
	650	Citrix Systems, Inc. (a)(b)	0.50		04/15/19	691,438
	262	First Data Corp.	11.75		08/15/21	301,955
	691	Nuance Communications, Inc.	2.75		11/01/31	692,296
	300	NVIDIA Corp.	1.00		12/01/18	368,250
	592	ON Semiconductor Corp., Series B	2.625		12/15/26	738,150
	369	Salesforce.com, Inc. (a)	0.25		04/01/18	461,711
	675	SanDisk Corp. (a)	0.50		10/15/20	697,781
						5,208,584
		Utilities
	250	AES Corp.	7.375		07/01/21	279,452
		Total United States				64,280,379
		Total Corporate Bonds (Cost $124,466,319)				120,589,764
		Sovereign (18.7%)
		Australia (0.8%)
AUD	2,600	Australia Government Bond	2.75		04/21/24	2,084,528
		Bermuda (0.2%)
	$530	Bermuda Government International Bond (a)(b)	4.854		02/06/24	567,100
		Brazil (0.5%)
BRL	4,500	Brazil Notas do Tesouro Nacional, Series F	10.00		01/01/25	1,278,351
		Colombia (0.3%)
	$770	Colombia Government International Bond	5.00		06/15/45	781,550
		Hungary (2.8%)
HUF	250,000	Hungary Government Bond	5.50		06/24/25	1,079,931
	1,021,600	Hungary Government Bond	6.00		11/24/23	4,510,693
	$450	Hungary Government International Bond	5.375		03/25/24	506,745
	1,210	Hungary Government International Bond	5.75		11/22/23	1,396,643
		Total Hungary				7,494,012

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  April 30, 2015 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE	MATURITY DATE	VALUE
		Indonesia (1.8%)
	$2,300	Indonesia Government International Bond (b)	5.875%	01/15/24	$2,647,875
	400	Majapahit Holding BV	7.75	01/20/20	471,568
	352	Pertamina Persero PT (b)	4.875	05/03/22	365,253
	1,250	Perusahaan Listrik Negara PT	5.50	11/22/21	1,362,500
		Total Indonesia			4,847,196
		Ireland (1.3%)
EUR	2,100	Ireland Government Bond	5.40	03/13/25	3,349,753
		Italy (1.5%)
	3,028	Italy Buoni Poliennali Del Tesoro (b)	2.35	09/15/24	4,055,684
		Ivory Coast (0.2%)
	$630	Ivory Coast Government International Bond	5.75	12/31/32	608,580
		Kazakhstan (0.2%)
	500	KazMunayGas National Co., JSC (b)	5.75	04/30/43	455,699
		Mexico (0.7%)
MXN	10,000	Mexican Bonos	8.00	06/11/20	731,873
	$950	Petroleos Mexicanos	6.375	01/23/45	1,048,325
		Total Mexico			1,780,198
		New Zealand (2.3%)
NZD	4,400	New Zealand Government Bond (a)	5.50	04/15/23	3,871,679
	2,700	New Zealand Government Bond	5.50	04/15/23	2,375,803
		Total New Zealand			6,247,482
		Portugal (1.5%)
EUR	2,280	Portugal Obrigacoes do Tesouro OT (b)	4.10	04/15/37	3,101,558
	560	Portugal Obrigacoes do Tesouro OT (b)	4.95	10/25/23	788,605
		Total Portugal			3,890,163
		Spain (2.7%)
	1,490	Spain Government Bond (b)	3.80	04/30/24	2,011,969
	1,750	Spain Government Bond	4.20	01/31/37	2,592,879
	500	Spain Government Bond (b)	4.40	10/31/23	700,230
	1,539	Spain Government Inflation Linked Bond (b)	1.00	11/30/30	1,827,464
		Total Spain			7,132,542

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  April 30, 2015 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
		Tunisia (0.4%)
	$900	Banque Centrale de Tunisie SA (b)	5.75%		01/30/25	$932,625
		United Kingdom (1.1%)
GBP	66	HSS Financing PLC	6.75		08/01/19	105,254
	1,450	United Kingdom Gilt	4.25		09/07/39	2,940,575
		Total United Kingdom				3,045,829
		United States (0.1%)
	$325	Select Medical Corp.	6.375		06/01/21	325,195
		Venezuela (0.3%)
	1,800	Petroleos de Venezuela SA	9.00		11/17/21	886,320
		Total Sovereign (Cost $49,598,775)				49,762,807
		Agency Fixed Rate Mortgages (0.1%)
	1	Federal Home Loan Mortgage Corporation, Gold Pools:	6.50		02/01/29 - 10/01/32	1,552
		Federal National Mortgage Association, Conventional Pools:
	85		6.50		05/01/28 - 09/01/32	100,686
	8		7.00		08/01/29 - 11/01/32	9,334
		Government National Mortgage Association, Various Pools:
	21		7.50		07/20/25	23,777
	94		8.00		01/15/22 - 05/15/30	100,344
		Total Agency Fixed Rate Mortgages (Cost $212,659)				235,693
		Asset-Backed Securities (5.9%)
	412	Asset-Backed Securities Corp. Home Equity Loan Trust	0.364	(c)	03/25/36	358,574
	472	Bayview Opportunity Master Fund Trust (b)	3.844		11/28/29	474,815
		Bear Stearns Asset-Backed Securities I Trust
	1,635		0.501	(c)	03/25/37	896,640
	928		0.931	(c)	10/25/34	932,844
	650	Bear Stearns Asset-Backed Securities Trust	0.501	(c)	01/25/47	618,593
	1,708	Credit-Based Asset Servicing and Securitization LLC	0.324	(c)	05/25/36	1,325,627
	1,669	CWABS Asset-Backed Certificates Trust	0.414	(c)	10/25/46	1,326,672
	430	EMC Mortgage Loan Trust (b)	1.181	(c)	11/25/30	367,241
	2,255	GSAA Home Equity Trust	0.251	(c)	12/25/46	1,342,631
	260	Home Equity Mortgage Loan Asset-Backed Trust	0.301	(c)	04/25/37	172,363

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  April 30, 2015 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
	Nationstar HECM Loan Trust
$996	(b)	4.50%		11/25/17	$1,001,271
1,550	(b)	7.50		11/25/17	1,558,001
844	RAMP Trust	0.501	(c)	11/25/35	693,994
800	Silver Bay Realty Trust (b)	3.73	(c)	09/17/31	800,023
587	Sunset Mortgage Loan Co., LLC (b)	3.721		11/16/44	584,957
1,126	VOLT NPL X LLC (b)	4.75		10/26/54	1,108,956
400	VOLT XIX LLC (b)	5.00		04/25/55	397,056
400	VOLT XXII LLC (b)	4.75		02/25/55	395,174
800	VOLT XXXI LLC (b)	4.50		02/25/55	788,289
600	VOLT XXXIII LLC (b)	4.25		03/25/55	590,968
	Total Asset-Backed Securities (Cost $15,528,556)				15,734,689
	Collateralized Mortgage Obligations - Agency Collateral Series (1.0%)
	Federal Home Loan Mortgage Corporation, IO
4,547		1.354	(c)	03/25/24	385,380
	IO REMIC
3,376		1.774	(c)	02/15/38	256,698
	Federal National Mortgage Association, IO REMIC
6,153		1.82	(c)	10/25/39	488,929
3,884		1.844	(c)	03/25/44	330,890
1,539		6.369	(c)	08/25/41	294,443
4,841	Government National Mortgage Association, IO	6.07	(c)	12/20/42	820,894
	Total Collateralized Mortgage Obligations - Agency Collateral Series (Cost $2,135,804)				2,577,234
	Commercial Mortgage-Backed Securities (5.9%)
633	BAMLL Commercial Mortgage Securities Trust (b)	5.682	(c)	12/15/31	575,473
650	BAMLL Re-REMIC Trust (b)	0.00	(c)(e)	09/27/44	594,952
	COMM Mortgage Trust
363	(b)	3.495		09/10/47	308,490
513	(b)	3.68	(c)	06/11/27	512,439
490	(b)	4.313	(c)	03/10/46	474,196
335	(b)	4.757	(c)	02/10/47	335,321
139	(b)	4.897	(c)	07/15/47	136,175
473	(b)	4.913	(c)	12/10/23	473,932
335	(b)	4.953	(c)	08/10/46	335,140
424	(b)	5.07	(c)	04/10/47	421,094

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  April 30, 2015 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
		IO
	$4,868		1.042	(c) %	02/10/47	$229,175
	2,610		1.456	(c)	07/15/47	200,081
	3,642	COOF Securitization Trust (b)	0.00	(c)(e)	10/25/40	475,742
EUR	1,190	Deco 2014-BONN Ltd. (b)	4.551	(c)	11/07/24	1,352,874
		GS Mortgage Securities Trust
	$410	(b)	4.661	(c)	09/10/47	379,710
	1,000	(b)	4.662	(c)	11/10/47	929,762
		JP Morgan Chase Commercial Mortgage Securities Trust
	690	(b)	4.725	(c)	07/15/47	656,895
		IO
	6,494		1.324	(c)	07/15/47	424,350
		JPMBB Commercial Mortgage Securities Trust
	600	(b)	3.985	(c)	02/15/48	526,967
	236	(b)	4.109	(c)	09/15/47	216,234
	335		4.816	(c)	08/15/47	321,540
	405	(b)	4.833	(c)	04/15/47	384,806
	1,004	(b)	5.251	(c)	11/15/45	1,023,531
		IO
	3,932		1.279	(c)	08/15/47	301,412
	400	JPMCC Re-REMIC Trust (b)	3.119		11/27/49	354,500
	270	LB-UBS Commercial Mortgage Trust	6.455	(c)	09/15/45	288,873
		Wells Fargo Commercial Mortgage Trust
	535	(b)	3.938		08/15/50	481,531
	650	(b)	4.511	(c)	04/15/50	601,686
		WF-RBS Commercial Mortgage Trust
	248	(b)	3.692		11/15/47	219,480
	1,005	(b)	3.803		11/15/47	889,207
	303	(b)	3.986		05/15/47	278,605
	419	(b)	4.138	(c)	10/15/57	383,647
	250	(b)	4.276	(c)	05/15/45	242,530
	541	(b)	5.149	(c)	09/15/46	553,471
		Total Commercial Mortgage-Backed Securities (Cost $15,452,083)				15,883,821
		Mortgages - Other (12.8%)
	1,021	Adjustable Rate Mortgage Trust	1.231	(c)	05/25/35	955,564
		Alternative Loan Trust
	301		2.314	(c)	08/25/35	274,433
	753		4.664	(c)	10/25/35	691,402

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  April 30, 2015 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
	$238		5.50%		11/25/35	$222,846
	65		5.50		02/25/36	60,506
	219		6.00		04/25/36	186,777
	216		6.00		12/25/36	170,956
	440		6.00		07/25/37	415,509
		PAC
	50		5.50		02/25/36	46,504
	541		5.50		04/25/37	447,639
	119		6.00		04/25/36	106,947
		American Home Mortgage Investment Trust
	288	(b)	6.10		01/25/37	167,098
		IO
	3,832		2.078		05/25/47	674,389
		Banc of America Alternative Loan Trust
	283		0.831	(c)	07/25/46	191,817
	493		5.913	(c)	10/25/36	325,755
	601		6.226		10/25/36	403,806
	161	Banc of America Funding Trust	6.00		07/25/37	120,380
		BCAP LLC Trust
	380		0.321	(c)	04/25/37	342,557
	812	(b)	0.354	(c)	07/26/35	611,862
		Bear Stearns Trust
	319		0.561	(c)	05/25/36	264,528
	237		2.764	(c)	05/25/47	202,454
	727		3.024	(c)	05/25/36	564,385
	259	Chase Mortgage Finance Trust	0.781	(c)	02/25/37	184,632
		ChaseFlex Trust
	96		6.50		02/25/35	95,791
	98		6.50		02/25/37	76,879
		CHL Mortgage Pass-Through Trust
	854		2.261	(c)	09/25/34	787,725
	878		5.50		05/25/34	904,894
	370	Citigroup Mortgage Loan Trust	2.644	(c)	11/25/36	320,291
		CSEMC Trust(Ireland)
EUR	1,200		1.00	(c)	04/15/20	1,331,116
	1,200		1.00	(c)	04/15/20	9,567
	$2,293	CSMC Mortgage-Backed Trust	6.50		05/25/36	1,291,224
		CSMC Trust
	764	(b)	3.776	(c)	08/25/62	733,706
	900		3.92		11/25/57	867,258

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  April 30, 2015 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
	$1,596	Fannie Mae Connecticut Avenue Securities	5.081	(c)%	11/25/24	$1,700,048
		First Horizon Alternative Mortgage Securities Trust
	90		6.00		08/25/36	75,089
	711		6.25		08/25/36	579,026
		Freddie Mac Structured Agency Credit Risk Debt Notes
	264		3.931	(c)	09/25/24	260,990
	466		4.181	(c)	08/25/24	469,828
	1,100		4.431	(c)	11/25/23	1,134,939
	1,000		4.731	(c)	10/25/24	1,046,930
EUR	745	Grifonas Finance PLC	0.394	(c)	08/28/39	570,738
	$224	GSMSC Pass-Through Trust (b)	7.50	(c)	09/25/36	189,853
		GSR Mortgage Loan Trust
	61		2.602	(c)	05/25/35	56,450
	375		2.673	(c)	03/25/37	315,273
		Impac CMB Trust
	171		0.916	(c)	04/25/35	128,868
	214		0.931	(c)	04/25/35	145,001
	841	Impac Secured Assets Trust	0.351	(c)	08/25/36	623,651
		JP Morgan Alternative Loan Trust
	81		3.208	(c)	11/25/36	80,920
	461		6.00		12/25/35	439,685
	87		6.00		12/25/35	83,220
	481		6.00		08/25/36	455,477
		Lehman Mortgage Trust
	79		5.50		11/25/35	75,040
	253		5.50		02/25/36	247,567
	242		5.50		02/25/36	200,137
	1,355		6.00		06/25/37	921,616
	415		6.50		09/25/37	355,709
	1,392	Luminent Mortgage Trust	0.411	(c)	05/25/37	990,455
	997	MASTR Adjustable Rate Mortgages Trust (b)	2.521	(c)	11/25/35	776,964
	155	MASTR Asset Securitization Trust	6.00	(c)	06/25/36	147,290
	1,226	MortgageIT Trust	0.631	(c)	10/25/35	1,107,430
	315	Opteum Mortgage Acceptance Corp. Trust	0.481	(c)	04/25/36	275,352
		RALI Trust
	526		0.366	(c)	12/25/36	410,823
	284		0.681	(c)	03/25/35	212,121
	237		6.00		04/25/36	205,970
	330		6.00		08/25/36	272,726

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  April 30, 2015 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
$829		6.00%		11/25/36	$688,158
446		6.00		11/25/36	369,940
99		6.00		01/25/37	81,307
	PAC
130		6.00		04/25/36	113,063
348	STARM Mortgage Loan Trust	2.863	(c)	10/25/37	311,704
	Washington Mutual Mortgage Pass-Through Certificates Trust
813		0.441	(c)	12/25/35	680,444
1,153		0.897	(c)	04/25/47	855,309
649		0.977	(c)	05/25/47	520,606
1,261		1.107	(c)	05/25/46	958,097
482		2.261	(c)	10/25/36	434,753
489	Wells Fargo Mortgage-Backed Securities Trust	2.616	(c)	09/25/36	464,476
	Total Mortgages - Other (Cost $32,864,819)				34,084,240
	U.S. Treasury Securities (4.2%)
3,550	U.S. Treasury Bond	3.50		02/15/39	4,061,977
6,935	U.S. Treasury Inflation Indexed Bond	0.25		01/15/25	7,034,546
	Total U.S. Treasury Securities (Cost $10,756,348)				11,096,523
	Variable Rate Senior Loan Interests (0.6%)
189	Aspect Software, Inc., Term B	7.25		05/11/15	188,157
700	Atkore international, Inc., 2nd Lien Term	7.75		06/30/15	663,250
348	Diamond Resorts Corp., Term Loan	5.50		06/30/15	350,221
99	Drillships Ocean Ventures, Inc., Term B	5.50		07/27/15	86,472
500	Fortescue Metals Group Ltd., Term Loan	3.75		07/20/15	452,765
	Total Variable Rate Senior Loan Interests (Cost $1,768,343)				1,740,865
NUMBER OF SHARES
	Convertible Preferred Stock (0.3%)
	Aerospace & Defense
12,550	United Technologies Corp. (Units) (n) (Cost $731,374)				738,191

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  April 30, 2015 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
	Short-Term Investments (11.2%)
	U.S. Treasury Securities (0.4%)
	U.S. Treasury Bills
$190	(o)(p)	0.001%	06/18/15	$190,000
330	(o)(p)	0.03	06/18/15	329,987
295	(o)(p)	0.066	06/18/15	294,974
403	(o)(p)	0.074	06/18/15	402,961
	Total U.S. Treasury Securities (Cost $1,217,922)			1,217,922
NUMBER OF SHARES (000)
	Securities held as Collateral on Loaned Securities (8.4%)
	Investment Company (6.6%)
17,424	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (See Note 6) (Cost $17,423,670)			17,423,670
PRINCIPAL AMOUNT (000)
	Repurchase Agreements (1.8%)
$729	Barclays Capital, Inc. (0.10%, dated 04/30/15, due 05/01/15; proceeds $728,814; fully collateralized a U.S. Government obligation; 1.00% due 09/15/17; valued at $743,396)			728,812
1,971	Merrill Lynch & Co., Inc., (0.12%, dated 04/30/15, due 05/01/15; proceeds $1,971,298; fully collateralized by various U.S. Government agency securities; 0.40% - 2.50% due 03/15/16 - 07/22/24; valued at $2,010,941)			1,971,292
2,186	Merrill Lynch & Co., Inc., (0.20%, dated 04/30/15, due 05/01/15; proceeds $2,186,449; fully collateralized by various Convertible Preferred Stocks and Exchange Traded Funds; valued at $2,375,760)			2,186,437
	Total Repurchase Agreements (Cost $4,886,541)			4,886,541
	Total Securities held as Collateral on Loaned Securities (Cost $22,310,211)			22,310,211

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  April 30, 2015 (unaudited) continued

NUMBER OF SHARES (000)		MATURITY DATE	VALUE
	Investment Company (2.4%)
6,314	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (See Note 6) (Cost $6,313,894)		$6,313,894
	Total Short-Term Investments (Cost $29,842,027)		29,842,027
	Total Investments (Cost $283,357,107) (q)	106.0%	282,285,854
	Liabilities in Excess of Other Assets	(6.0)	(16,081,235)
	Net Assets	100.0%	$266,204,619

  IO  Interest Only.

  MTN  Medium Term Note.

  PAC  Planned Amortization Class.

  REMIC  Real Estate Mortgage Investment Conduit.

  (a)  All or a portion of this security was on loan at April 30, 2015.

  (b)  144A security - Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

  (c)  Variable/Floating Rate Security - Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on April 30, 2015.

  (d)  Perpetual - One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of April 30, 2015.

  (e)  Capital appreciation bond.

  (f)  Amount is less than 0.05%.

  (g)  Par is less than $500.

  (h)  Payment-in-kind security.

  (i)  Issuer in bankruptcy.

  (j)  Non-income producing security; bond in default.

  (k)  Illiquid security.

  (l)  Acquired through exchange offer.

  (m)  At April 30, 2015, the Fund held a fair valued security valued at $0, representing 0.00% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees.

  (n)  Consists of one or more classes of securities traded together as a unit.

  (o)  Rate shown is the yield to maturity at April 30, 2015.

  (p)  All or a portion of the security was pledged to cover margin requirements for swap agreements.

  (q)  Securities are available for collateral in connection with open foreign currency forward exchange contracts, futures contracts and swap agreements.

Foreign Currency Forward Exchange Contracts Open at April 30, 2015:

COUNTERPARTY	CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Citibank NA	AUD	8,283,321		$6,297,892	05/07/15	$(256,015)
Citibank NA	EUR	295,248	PLN	1,200,000	05/07/15	1,799
Citibank NA	HUF	87,037,510		$315,512	05/07/15	(6,139)

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  April 30, 2015 (unaudited) continued

COUNTERPARTY	CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Citibank NA	PLN	14,937,889		$3,963,088	05/07/15	$(186,242)
Citibank NA		$1,457	ZAR	17,240	05/07/15	(9)
Commonwealth Bank of Australia	GBP	860,000		$1,266,995	05/07/15	(53,082)
Deutsche Bank AG	NOK	9,400,000		$1,175,180	05/07/15	(73,133)
Deutsche Bank AG	SEK	136,540		$15,817	05/07/15	(568)
Deutsche Bank AG		$514,440	NOK	4,000,000	05/07/15	16,757
Deutsche Bank AG		$1,222,852	SGD	1,645,000	05/07/15	20,295
Deutsche Bank AG	ZAR	2,419,774		$200,636	05/07/15	(2,703)
HSBC Bank PLC	CAD	2,173,042		$1,716,862	05/07/15	(84,097)
HSBC Bank PLC	EUR	513,458		$557,151	05/07/15	(19,400)
HSBC Bank PLC	GBP	2,872,574		$4,258,479	05/07/15	(150,847)
HSBC Bank PLC	NZD	3,142,658		$2,387,964	05/07/15	(9,955)
HSBC Bank PLC		$2,637,663	AUD	3,376,857	05/07/15	34,165
HSBC Bank PLC		$679,298	AUD	868,912	05/07/15	8,200
HSBC Bank PLC		$1,245,516	CAD	1,523,989	05/07/15	17,525
HSBC Bank PLC		$527,992	EUR	489,744	05/07/15	21,931
HSBC Bank PLC		$509,923	MYR	1,850,000	05/07/15	9,428
JPMorgan Chase Bank NA	AUD	839,872		$633,630	05/07/15	(30,892)
JPMorgan Chase Bank NA	EUR	1,809,564		$1,965,899	05/07/15	(66,021)
JPMorgan Chase Bank NA	EUR	718,984		$761,487	05/07/15	(45,844)
JPMorgan Chase Bank NA	EUR	1,105,618		$1,201,043	05/07/15	(40,432)
JPMorgan Chase Bank NA	HUF	126,501,323		$455,370	05/07/15	(12,122)
JPMorgan Chase Bank NA	HUF	507,325,792		$1,816,596	05/07/15	(58,252)
JPMorgan Chase Bank NA	MXN	7,940,000		$514,819	05/07/15	(2,640)
JPMorgan Chase Bank NA		$396,101	AUD	518,175	05/07/15	13,888
JPMorgan Chase Bank NA		$257,400	BRL	800,000	05/07/15	7,934
JPMorgan Chase Bank NA		$398,142	BRL	1,200,000	05/07/15	(141)
JPMorgan Chase Bank NA		$1,323,675	CAD	1,608,000	05/07/15	8,993
JPMorgan Chase Bank NA		$166,588	EUR	157,416	05/07/15	10,171
JPMorgan Chase Bank NA		$36,058	EUR	34,125	05/07/15	2,260
JPMorgan Chase Bank NA		$505,211	EUR	462,445	05/07/15	14,058
JPMorgan Chase Bank NA		$12,190	GBP	8,323	05/07/15	586
JPMorgan Chase Bank NA		$401,187	GBP	264,672	05/07/15	5,077
JPMorgan Chase Bank NA		$518,119	GBP	339,176	05/07/15	2,507
JPMorgan Chase Bank NA		$527,133	MXN	8,056,329	05/07/15	(2,093)
JPMorgan Chase Bank NA		$1,075,665	MYR	3,800,000	05/07/15	(8,891)
JPMorgan Chase Bank NA		$693,506	NOK	5,350,000	05/07/15	16,970
JPMorgan Chase Bank NA		$90,863	NZD	121,000	05/07/15	1,463
JPMorgan Chase Bank NA		$511,254	PLN	1,940,000	05/07/15	27,624
JPMorgan Chase Bank NA		$46,287	PLN	171,489	05/07/15	1,348
JPMorgan Chase Bank NA		$1,388,606	PLN	5,151,631	05/07/15	42,374
Royal Bank of Canada	CAD	1,600,000		$1,320,122	05/07/15	(5,915)
Royal Bank of Canada	EUR	1,200,000		$1,299,919	05/07/15	(47,535)
Royal Bank of Canada		$511,047	CAD	635,000	05/07/15	15,223
Royal Bank of Canada		$11,491	CAD	14,053	05/07/15	156

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  April 30, 2015 (unaudited) continued

COUNTERPARTY	CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
State Street Bank and Trust Co.	JPY	60,000,000		$498,787	05/07/15	$(3,725)
State Street Bank and Trust Co.	MXN	8,100,000		$525,997	05/07/15	(1,889)
State Street Bank and Trust Co.		$267,644	BRL	785,000	05/07/15	(7,285)
State Street Bank and Trust Co.		$537,243	MXN	8,200,000	05/07/15	(2,841)
UBS AG	BRL	4,090,222		$1,282,201	05/07/15	(74,394)
UBS AG	EUR	32,026,282		$34,488,623	05/07/15	(1,472,999)
UBS AG	EUR	604,607		$640,660	05/07/15	(38,240)
UBS AG	EUR	2,821,926		$3,041,161	05/07/15	(127,518)
UBS AG	EUR	99,511		$106,858	05/07/15	(4,881)
UBS AG	EUR	1,381,932		$1,483,960	05/07/15	(67,782)
UBS AG	GBP	642,065		$965,409	05/07/15	(20,144)
UBS AG	HKD	5,194,645		$670,022	05/07/15	(207)
UBS AG	HUF	846,647,600		$3,050,543	05/07/15	(78,285)
UBS AG	KRW	780,000,000		$708,640	05/07/15	(18,955)
UBS AG	MYR	5,650,000		$1,533,659	05/07/15	(52,465)
UBS AG	NZD	6,430,203		$4,792,109	05/07/15	(114,281)
UBS AG	SGD	1,645,000		$1,207,339	05/07/15	(35,808)
UBS AG		$77,419	AUD	99,688	05/07/15	1,456
UBS AG		$1,318,322	CAD	1,596,000	05/07/15	4,400
UBS AG		$127,909	HUF	35,000,000	05/07/15	1,435
UBS AG		$4,427,358	JPY	529,005,101	05/07/15	3,170
UBS AG		$162,625	PLN	600,000	05/07/15	4,038
UBS AG		$1,340,494	PLN	4,900,000	05/07/15	20,590
UBS AG		$168,131	SEK	1,399,000	05/07/15	(245)
UBS AG		$160,694	SEK	1,338,000	05/07/15	(128)
UBS AG		$135,350	SEK	1,124,000	05/07/15	(465)
UBS AG		$283,420	SEK	2,361,000	05/07/15	(90)
UBS AG		$199,845	ZAR	2,402,534	05/07/15	2,046
Westpac Banking Corp.	NZD	500,000		$376,515	05/07/15	(4,996)
Westpac Banking Corp.		$515,901	EUR	480,000	05/07/15	23,081
HSBC Bank PLC		$211,455	BRL	635,000	05/21/15	(1,883)
JPMorgan Chase Bank NA		$188,145	BRL	565,000	05/21/15	(1,676)
Net Unrealized Depreciation						$(2,933,202)

Futures Contracts Open at April 30, 2015:

NUMBER OF CONTRACTS	LONG/SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
167	Long	U.S. Treasury 2 yr. Note, Jun-15	$36,617,360	$74,438
26	Long	Australian 10 yr. Bond, Jun-15	2,659,533	(26,357)

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  April 30, 2015 (unaudited) continued

NUMBER OF CONTRACTS	LONG/SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
17	Long	German Euro BTP, Jun-15	$2,641,459	$(20,324)
13	Long	U.S. Treasury 5 yr. Note, Jun-15	1,561,727	101
367	Short	U.S. Treasury 10 yr. Note, Jun-15	(47,113,625)	(118,035)
26	Short	German Euro Bund, Jun-15	(4,574,715)	70,695
6	Short	U.S. Treasury Ultra Long Bond, Jun-15	(987,000)	(281)
		Net Unrealized Depreciation		$(19,763)

Credit Default Swap Agreements Open at April 30, 2015:

SWAP COUNTERPARTY & REFERENCE OBLIGATION	BUY/SELL PROTECTION	NOTIONAL AMOUNT (000)	INTEREST RATE	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)	UPFRONT PAYMENTS PAID (RECEIVED)	VALUE	CREDIT RATING OF REFERENCE OBLIGATION†
Barclays Bank PLC Quest Diagnostics, Inc.	Buy	$395	1.00%	3/20/19	$(15,330)	$7,581	$(7,749)	BBB+
Barclays Bank PLC Yum! Brands, Inc.	Buy	400	1.00	12/20/18	(3,327)	(6,942)	(10,269)	BBB
Morgan Stanley & Co., LLC* CDX.NA.HY.24	Buy	4,575	5.00	6/20/20	3,372	(354,428)	(351,056)	NR
Morgan Stanley & Co., LLC* CDX.NA.IG.24	Buy	4,225	1.00	6/20/20	(1,112)	(80,113)	(81,225)	NR
Total Credit Default Swaps		$9,595			$(16,397)	$(433,902)	$(450,299)

Interest Rate Swap Agreements Open at April 30, 2015:

SWAP COUNTERPARTY	NOTIONAL AMOUNT (000)	FLOATING RATE INDEX	PAY/RECEIVE FLOATING RATE	FIXED RATE	TERMINATION DATE	UNREALIZED DEPRECIATION
Morgan Stanley & Co., LLC*	$53,500	3 Month LIBOR	Receive	1.28%	03/19/18	$(337,893)
Morgan Stanley & Co., LLC*	17,700	3 Month LIBOR	Receive	1.71	03/19/20	(154,391)
Total Unrealized Depreciation						$(492,284)

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  April 30, 2015 (unaudited) continued

  LIBOR  London Interbank Offered Rate.

  NR  Not Rated.

  *  Cleared swap agreement, the broker is Morgan Stanley & Co., LLC.

  †  Credit rating as issued by Standard & Poor's.

Currency Abbreviations:

AUD  Australian Dollar.

BRL  Brazilian Real.

CAD  Canadian Dollar.

DKK  Danish Krone.

EUR  Euro.

GBP  British Pound.

HKD  Hong Kong Dollar.

HUF  Hungarian Forint.

JPY  Japanese Yen.

KRW  South Korean Won.

MXN  Mexican Peso.

MYR  Malaysian Ringgit.

NOK  Norwegian Krone.

NZD  New Zealand Dollar.

PLN  Polish Zloty.

SEK  Swedish Krona.

SGD  Singapore Dollar.

USD  United States Dollar.

ZAR  South African Rand.

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Financial Statements

Statement of Assets and Liabilities April 30, 2015 (unaudited)

Assets:
Investments in securities, at value (cost $259,619,543) (including $22,965,706 for securities loaned)	$258,548,290
Investment in affiliate, at value (cost $23,737,564)	23,737,564
Total investments in securities, at value (cost $283,357,107)	282,285,854
Unrealized appreciation on open foreign currency forward exchange contracts	360,948
Receivable for:
Investments sold	9,000,544
Interest	2,629,136
Shares of beneficial interest sold	1,350,082
Variation margin on open futures contracts	744,387
Variation margin on open swap agreements	55,206
Dividends	11,766
Premium paid on open swap agreement	7,581
Foreign withholding taxes reclaimed	5,155
Dividends from affiliate	974
Prepaid expenses and other assets	97,836
Total Assets	296,549,469
Liabilities:
Collateral on securities loaned, at value	22,310,211
Unrealized depreciation on open swap agreements	18,657
Unrealized depreciation on open foreign currency forward exchange contracts	3,294,150
Payable to bank	15,423
Payable for:
Investments purchased	3,833,753
Shares of beneficial interest redeemed	425,067
Transfer and sub transfer agent fee	93,194
Dividends to shareholders	74,761
Advisory fee	67,351
Distribution fee	27,973
Administration fee	17,025
Premium received on open swap agreements	6,942
Accrued expenses and other payables	160,343
Total Liabilities	30,344,850
Net Assets	$266,204,619
Composition of Net Assets:
Paid-in-capital	$358,395,366
Net unrealized depreciation	(4,510,280)
Dividends in excess of net investment income	(369,857)
Accumulated net realized loss	(87,310,610)
Net Assets	$266,204,619
Class A Shares:
Net Assets	$104,704,478
Shares Outstanding (unlimited shares authorized, $0.01 par value)	18,277,427
Net Asset Value Per Share	$5.73
Maximum Offering Price Per Share, (net asset value plus 4.44% of net asset value)	$5.98
Class B Shares:
Net Assets	$1,259,871
Shares Outstanding (unlimited shares authorized, $0.01 par value)	219,094
Net Asset Value Per Share	$5.75
Class L Shares:
Net Assets	$14,540,662
Shares Outstanding (unlimited shares authorized, $0.01 par value)	2,538,756
Net Asset Value Per Share	$5.73
Class I Shares:
Net Assets	$80,652,615
Shares Outstanding (unlimited shares authorized, $0.01 par value)	13,935,030
Net Asset Value Per Share	$5.79
Class IS Shares:
Net Assets	$65,046,993
Shares Outstanding (unlimited shares authorized, $0.01 par value)	11,236,186
Net Asset Value Per Share	$5.79

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Financial Statements continued

Statement of Operations For the six months ended April 30, 2015 (unaudited)

Net Investment Income: Income
Interest	$4,981,384
Income from securities loaned - net	40,836
Dividends	23,531
Dividends from affiliate (Note 6)	5,511
Total Income	5,051,262
Expenses
Advisory fee (Note 4)	374,314
Distribution fee (Class A shares) (Note 5)	129,996
Distribution fee (Class B shares) (Note 5)	6,055
Distribution fee (Class L shares) (Note 5)	28,583
Administration fee (Note 4)	93,579
Professional fees	82,980
Sub transfer agent fees and expenses (Class A shares)	58,327
Sub transfer agent fees and expenses (Class B shares)	1,323
Sub transfer agent fees and expenses (Class L shares)	3,096
Sub transfer agent fees and expenses (Class I shares)	7,353
Custodian fees	61,606
Registration fees	41,341
Shareholder reports and notices	35,748
Transfer agent fees and expenses (Class A shares) (Note 1I)	13,556
Transfer agent fees and expenses (Class B shares) (Note 1I)	1,514
Transfer agent fees and expenses (Class L shares) (Note 1I)	1,481
Transfer agent fees and expenses (Class I shares) (Note 1I)	1,194
Transfer agent fees and expenses (Class IS shares) (Note 1I)	783
Trustees' fees and expenses	8,678
Other	32,672
Total Expenses	984,179
Less: rebate from Morgan Stanley affiliated cash sweep (Note 6)	(6,466)
Less: reimbursement of class specific expenses (Class B shares) (Note 4)	(1,303)
Net Expenses	976,410
Net Investment Income	4,074,852

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Financial Statements continued

Statement of Operations For the six months ended April 30, 2015 (unaudited)

Realized and Unrealized Gain (Loss): Realized Gain (Loss) on:
Investments	$(5,780,397)
Futures contracts	(209,371)
Swap agreements	(752,163)
Foreign currency forward exchange contracts	8,138,224
Foreign currency translation	(220,566)
Net Realized Gain	1,175,727
Change in Unrealized Appreciation (Depreciation) on:
Investments	2,203,068
Futures contracts	33,907
Swap agreements	(252,329)
Foreign currency forward exchange contracts	(2,825,309)
Foreign currency translation	45,208
Net Change in Unrealized Appreciation (Depreciation)	(795,455)
Net Gain	380,272
Net Increase	$4,455,124

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Financial Statements continued

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED APRIL 30, 2015	FOR THE YEAR ENDED OCTOBER 31, 2014
	(unaudited)
Increase (Decrease) in Net Assets: Operations:
Net investment income	$4,074,852	$4,014,780
Net realized gain	1,175,727	3,040,307
Net change in unrealized appreciation (depreciation)	(795,455)	(2,695,497)
Net Increase	4,455,124	4,359,590
Dividends to Shareholders from Net Investment Income:
Class A shares	(2,543,664)	(3,156,820)
Class B shares	(29,526)	(50,105)
Class L shares	(265,930)	(235,196)
Class I shares	(1,331,141)	(449,051)
Class IS shares	(1,749,438)	(120,333)
Total Dividends	(5,919,699)	(4,011,505)
Net increase from transactions in shares of beneficial interest	79,940,736	107,596,500
Net Increase	78,476,161	107,944,585
Net Assets:
Beginning of period	187,728,458	79,783,873
End of Period (Including dividends in excess of net investment income and accumulated undistributed net investment income of $(369,857) and $1,474,990, respectively)	$266,204,619	$187,728,458

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements  ■  April 30, 2015 (unaudited)

1. Organization and Accounting Policies

Morgan Stanley Global Fixed Income Opportunities Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund applies investment company accounting and reporting guidance. The Fund's primary investment objective is to seek a high level of current income and, as a secondary objective, to maximize total return, but only to the extent consistent with its primary objective. The Fund was organized as a Massachusetts business trust on December 20, 1991 and commenced operations on April 9, 1992. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class L shares, Class I shares and Class IS shares. The five classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months and six years, respectively. Class L shares, Class I shares and Class IS shares are not subject to a sales charge. Additionally, Class A shares, Class B shares, and Class L shares incur distribution expenses.

Effective April 30, 2015 the Fund suspended the offering of its Class L shares.

The following is a summary of significant accounting policies:

A. Valuation of Investments — (1) Certain portfolio securities may be valued by an outside pricing service approved by the Fund's Board of Trustees (the "Trustees"). The pricing service may utilize a matrix system or other model incorporating attributes such as security quality, maturity and coupon as the evaluation model parameters, and/or research evaluations by its staff, including review of broker-dealer market price quotations in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service; (2) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), if there were no sales on a given day, the security is valued at the mean between the last reported bid and asked prices; (3) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at its latest reported sales price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") or Morgan Stanley Investment Management Limited (the "Sub-Adviser"), each a wholly owned subsidiary of Morgan Stanley, determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements  ■  April 30, 2015 (unaudited) continued

determined (that is, close of the foreign market on which the securities trade) and the close of business on the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (5) certain senior collateralized loans ("Senior Loans") are valued based on quotations received from an independent pricing service; (6) futures are valued at the latest price published by the commodities exchange on which they trade; (7) swaps are marked-to-market daily based upon quotations from market makers; (8) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (9) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (10) short-term taxable debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such price does not reflect the securities' market value, in which case these securities will be valued at their fair market value determined by the Adviser. Other taxable short-term debt securities with maturities of more than 60 days will be valued on a mark-to-market basis until such time as they reach a maturity of 60 days, whereupon they will be valued at amortized cost using their value on the 61st day unless the Adviser determines such price does not reflect the securities' fair value, in which case these securities will be valued at their fair market value as determined by the Adviser.

The Trustees have the ultimate responsibility of determining the fair value of the investments. Under procedures approved by the Trustees, the Fund's Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments,

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements  ■  April 30, 2015 (unaudited) continued

the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily as earned.

C. Multiple Class Allocations — Investment income, realized and unrealized gain (loss), and non-class specific expenses are allocated daily based upon the proportion of net assets of each class. Class specific expenses are borne by the respective share classes and include Distribution, Transfer Agent and Sub Transfer Agent fees.

D. Senior Loans — Senior Loans are typically structured by a syndicate of lenders ("Lenders"), one or more of which administers the Senior Loan on behalf of the Lenders ("Agent"). Lenders may sell interests in Senior Loans to third parties ("Participations") or may assign all or a portion of their interest in a Senior Loan to third parties ("Assignments"). Senior Loans are exempt from registration under the Securities Act of 1933. Presently, Senior Loans are not readily marketable and are often subject to restrictions on resale.

E. Foreign Currency Translation and Foreign Investments — The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

— investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

— investment transactions and investment income at the prevailing rates of exchange on the dates of  such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements  ■  April 30, 2015 (unaudited) continued

losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

F. Securities Lending — The Fund may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund receives cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned-Net" in the Fund's Statement of Operations.

The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of April 30, 2015.

GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS AND LIABILITIES

GROSS ASSET AMOUNT PRESENTED IN STATEMENT OF ASSETS AND LIABILITIES		FINANCIAL INSTRUMENT	COLLATERAL RECEIVED		NET AMOUNT (NOT LESS THAN $0)
$22,965,706	(a)	$—	$22,965,706	(b)(c)	$0

(a)  Represents market value of loaned securities at period end.

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements  ■  April 30, 2015 (unaudited) continued

(b)  The Fund received cash collateral of $22,310,211, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. In addition, the Fund received non-cash collateral of $1,192,768 in the form of U.S. Government obligations, which the Fund cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.

(c)  The actual collateral received is greater than the amount shown here due to overcollateralization.

G. Repurchase Agreements — The Fund may enter into repurchase agreements under which the Fund lends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral proceeds may be subject to cost and delays. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

H. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed at least annually.

I. Dividend Disbursing and Transfer Agent — The Fund's dividend disbursing and transfer agent is Boston Financial Data Services, Inc. ("BFDS"). Pursuant to a Transfer Agency Agreement, the Fund pays BFDS a fee based on the number of classes, accounts and transactions relating to the Fund.

J. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles in the United States ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

K. Indemnifications — The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements  ■  April 30, 2015 (unaudited) continued

2. Fair Valuation Measurements

Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 — unadjusted quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements  ■  April 30, 2015 (unaudited) continued

The following is a summary of the inputs used to value the Fund's investments as of April 30, 2015.

INVESTMENT TYPE	LEVEL 1 UNADJUSTED QUOTED PRICES	LEVEL 2 OTHER SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS		TOTAL
Assets:
Fixed Income Securities
Corporate Bonds	$—	$120,589,764	$—	†	$120,589,764 †
Sovereign	—	49,762,807	—		49,762,807
Agency Fixed Rate Mortgages	—	235,693	—		235,693
Asset-Backed Securities	—	15,734,689	—		15,734,689
Collateralized Mortgage Obligations — Agency Collateral Series	—	2,577,234	—		2,577,234
Commercial Mortgage-Backed Securities	—	15,883,821	—		15,883,821
Mortgages — Other	—	34,084,240	—		34,084,240
U.S. Treasury Securities	—	11,096,523	—		11,096,523
Variable Rate Senior Loan Interests	—	1,740,865	—		1,740,865
Total Fixed Income Securities	—	251,705,636	—	†	251,705,636 †
Convertible Preferred Stock	738,191	—	—		738,191
Short-Term Investments
U.S. Treasury Securities	—	1,217,922	—		1,217,922
Investment Company	23,737,564	—	—		23,737,564
Repurchase Agreements	—	4,886,541	—		4,886,541
Total Short-Term Investments	23,737,564	6,104,463	—		29,842,027
Foreign Currency Forward Exchange Contracts	—	360,948	—		360,948
Futures Contracts	145,234	—	—		145,234
Credit Default Swap Agreement	—	3,372	—		3,372
Total Assets	24,620,989	258,174,419	—	†	282,795,408 †
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(3,294,150)	—		(3,294,150)
Futures Contracts	(164,997)	—	—		(164,997)
Credit Default Swap Agreements	—	(19,769)	—		(19,769)
Interest Rate Swap Agreements	—	(492,284)	—		(492,284)
Total Liabilities	(164,997)	(3,806,203)	—		(3,971,200)
Total	$24,455,992	$254,368,216	$—	†	$278,824,208 †

†  Includes one security which is valued at zero.

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements  ■  April 30, 2015 (unaudited) continued

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of April 30, 2015, the Fund did not have any investments transfer between investment levels.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

CORPORATE BOND
Beginning Balance	$—	†
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	—
Realized gains (losses)	—
Ending Balance	$—	†
Net change in unrealized appreciation (depreciation) from investments still held as of April 30, 2015	$—

†  Includes one security which is valued at zero.

3. Derivatives

The Fund may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements  ■  April 30, 2015 (unaudited) continued

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Foreign Currency Forward Exchange Contracts The Fund entered into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency forward exchange contract ("currency contract") is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. In addition, the Fund may use cross currency hedging or proxy hedging with respect to currencies in which the Fund has or expects to have portfolio or currency exposure. Cross currency hedges involve the sale of one currency against the positive exposure to a different currency and may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies. To the extent hedged by the use of currency contracts, the precise matching of the currency contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Furthermore, such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is additional risk to the extent that currency contracts create exposure to currencies in which the Fund's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund records realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements  ■  April 30, 2015 (unaudited) continued

Futures A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return, and the potential loss from futures contracts can exceed the Fund's initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with which the Fund has open positions in the futures contract.

Swaps The Fund may enter into OTC swap contracts or cleared swap transactions. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indices, reference rates, currencies or other instruments. Typically swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Fund's obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each party. Cleared swap transactions may help reduce counterparty credit risk. In a cleared swap, the Fund's ultimate counterparty is a clearinghouse rather than a swap dealer, bank or other financial institution. OTC swap agreements are not entered into or traded on exchanges and often there is no central clearing or guaranty function for OTC swaps. These OTC swaps are often subject to credit risk or the risk of default or non-performance by the counterparty. Both OTC and cleared swaps could result in losses if interest rates, foreign currency exchange rates or other factors are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected. During the period swap agreements are open, payments are received from or made to the clearinghouse or counterparty based upon changes in the value of the contract (variation margin). The Dodd-Frank Wall Street Reform and Consumer Protection Act and related regulatory developments require the clearing and exchange-trading of certain standardized swap transactions. Mandatory exchange-trading and clearing is occurring on a phased-in basis.

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements  ■  April 30, 2015 (unaudited) continued

The Fund's use of swaps during the period included those based on the credit of an underlying security commonly referred to as "credit default swaps." The Fund may be either the buyer or seller in a credit default swap. Where the Fund is the buyer of a credit default swap contract, it would typically be entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract only in the event of a default or similar event by the issuer of the debt obligation. If no default occurs, the Fund would have paid to the counterparty a periodic stream of payments over the term of the contract and received no benefit from the contract. When the Fund is the seller of a credit default swap contract, it typically receives the stream of payments but is obligated to pay an amount equal to the par (or other agreed-upon) value of a referenced debt obligation upon the default or similar event by the issuer of the referenced debt obligation. The use of credit default swaps could result in losses to the Fund if the Adviser fails to correctly evaluate the creditworthiness of the issuer of the referenced debt obligation.

The current credit rating of each individual issuer is listed in the table following the Portfolio of Investments and serves as an indicator of the current status of the payment/performance risk of the credit derivative. Alternatively, for credit default swaps on an index of credits, the quoted market prices and current values serve as an indicator of the current status of the payment/performance risk of the credit derivative. Generally, lower credit ratings and increasing market values, in absolute terms, represent a deterioration of the credit and a greater likelihood of an adverse credit event of the issuer.

When the Fund has an unrealized loss on a swap agreement, the Fund has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. If applicable, cash collateral is included with "Due from (to) broker" in the Statement of Assets and Liabilities.

Upfront payments received or paid by the Fund will be reflected as an asset or liability, respectively, in the Statement of Assets and Liabilities.

FASB ASC 815, Derivatives and Hedging ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements  ■  April 30, 2015 (unaudited) continued

The following table sets forth the fair value of the Fund's derivative contracts by primary risk exposure as of April 30, 2015.

PRIMARY RISK EXPOSURE	ASSET DERIVATIVES STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE		LIABILITY DERIVATIVES STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE
Interest Rate Risk	Variation margin on open futures contracts	$145,234	(d)	Variation margin on open futures contracts	$(164,997	)(d)
	Variation margin on open swap agreements	—		Variation margin on open swap agreements	(492,284	)(d)
Credit Risk	Unrealized appreciation on open swap agreements	—		Unrealized depreciation on open swap agreements	(18,657)
	Variation margin on open swap agreements	3,372	(d)	Variation margin on open swap agreements	(1,112	)(d)
Foreign Currency Risk	Unrealized appreciation on open foreign currency forward exchange contracts	360,948		Unrealized depreciation on open foreign currency forward exchange contracts	(3,294,150)
		$509,554			$(3,971,200)

(d)  Includes cumulative appreciation (depreciation) as reported in the Portfolio of Investments. Only current day's net variation margin is reported within the Statement of Assets and Liabilities.

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended April 30, 2015 in accordance with ASC 815.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVE CONTRACTS

PRIMARY RISK EXPOSURE	FUTURES	FOREIGN CURRENCY FORWARD EXCHANGE	SWAP AGREEMENTS
Interest Rate Risk	$(209,371)	$—	$(674,283)
Credit Risk	—	—	(77,880)
Foreign Currency Risk	—	8,138,224	—
Total	$(209,371)	$8,138,224	$(752,163)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVE CONTRACTS

PRIMARY RISK EXPOSURE	FUTURES	FOREIGN CURRENCY FORWARD EXCHANGE	SWAP AGREEMENTS
Interest Rate Risk	$33,907	$—	$(251,055)
Credit Risk	—	—	(1,274)
Foreign Currency Risk	—	(2,825,309)	—
Total	$33,907	$(2,825,309)	$(252,329)

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements  ■  April 30, 2015 (unaudited) continued

At April 30, 2015, the Fund's derivative assets and liabilities are as follows:

GROSS AMOUNTS OF ASSETS AND LIABILITIES PRESENTED IN THE STATEMENT OF ASSETS AND LIABILITIES

DERIVATIVES(e)	ASSETS(f)	LIABILITIES(f)
Foreign Currency Forward Exchange Contracts	$360,948	$(3,294,150)
Swap Agreements	—	(18,657)
Total	$360,948	$(3,312,807)

(e)  Excludes exchange-traded derivatives.

(f)  Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements  ■  April 30, 2015 (unaudited) continued

The following tables present derivative financial instruments that are subject to enforceable netting arrangements as of April 30, 2015.

GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES

COUNTERPARTY	GROSS ASSET DERIVATIVES PRESENTED IN STATEMENTS OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENT	COLLATERAL RECEIVED	NET AMOUNT (NOT LESS THAN $0)
Citibank NA	$1,799	$(1,799)	$—	$0
Deutsche Bank AG	37,052	(37,052)	—	0
HSBC Bank PLC	91,249	(91,249)	—	0
JPMorgan Chase Bank NA	155,253	(155,253)	—	0
Royal Bank of Canada	15,379	(15,379)	—	0
UBS AG	37,135	(37,135)	—	0
Westpac Banking Corp.	23,081	(4,996)	—	18,085
Total	$360,948	$(342,863)	$—	$18,085

GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES

COUNTERPARTY	GROSS LIABILITY DERIVATIVES PRESENTED IN STATEMENTS OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENT	COLLATERAL PLEDGED(g)	NET AMOUNT (NOT LESS THAN $0)
Barclays Bank PLC	$18,657	$—	$—	$18,657
Citibank NA	448,405	(1,799)	(320,000)	126,606
Commonwealth Bank of Australia	53,082	—	—	53,082
Deutsche Bank AG	76,404	(37,052)	—	39,352
HSBC Bank PLC	266,182	(91,249)	—	174,933
JPMorgan Chase Bank NA	269,004	(155,253)	—	113,751
Royal Bank of Canada	53,450	(15,379)	—	38,071
State Street Bank and Trust Co.	15,740	—	—	15,740
UBS AG	2,106,887	(37,135)	—	2,069,752
Westpac Banking Corp.	4,996	(4,996)	—	0
Total	$3,312,807	$(342,863)	$(320,000)	$2,649,944

(g)  In some instances, the actual collateral pledged may be more than the amount shown here due to overcollateralization.

For the six months ended April 30, 2015, the average monthly amount outstanding for each derivative type is as follows:

Foreign Currency Forward Exchange Contracts:
Average monthly principal amount	$235,595,935
Futures Contracts:
Average monthly original value	$130,653,538
Swap Agreements:
Average monthly notional amount	$116,588,523

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements  ■  April 30, 2015 (unaudited) continued

4. Advisory/Administration and Sub-Advisory Agreements

Pursuant to an Investment Advisory Agreement with the Adviser, the Fund pays an advisory fee, accrued daily and paid monthly, by applying the annual rate of 0.32% to the net assets of the Fund determined as of the close of each business day.

The Adviser also serves as the Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

Under a Sub-Advisory Agreement between the Adviser and the Sub-Adviser, the Sub-Adviser provides the Fund with advisory services, subject to the overall supervision of the Adviser and the Fund's Officers and Trustees. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.

The Adviser/Administrator has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund so that total annual operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.05% for Class A, 1.69% for Class B, 1.34% for Class L, 0.70% for Class I and 0.67% for Class IS. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time that the Trustees act to discontinue all or a portion of such waivers and/or expense reimbursements when they deem such action is appropriate. For the six months ended April 30, 2015, $1,303 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

5. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distribution, Inc. (the "Distributor"), an affiliate of the Adviser/Administrator and Sub-Adviser. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A — up to 0.25% of the average daily net assets of Class A shares; (ii) Class B — up to 0.85% of the average daily net assets of Class B shares; and (iii) Class L — up to 0.50% of the average daily net assets of Class L shares.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements  ■  April 30, 2015 (unaudited) continued

investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $12,657,200 at April 30, 2015.

In the case of Class A shares and Class L shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 0.50% of the average daily net assets of Class A shares or Class L shares, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales commission credited to Financial Intermediaries at the time of sale may be reimbursed in the subsequent calendar year. For the six months ended April 30, 2015, the distribution fee was accrued for Class A shares and Class L shares at the annual rate of 0.25% and 0.50%, respectively.

The Distributor has informed the Fund that for the six months ended April 30, 2015, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares and Class B shares of $1,398 and $2,133, respectively, and received $14,073 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges, which are not an expense of the Fund.

6. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of investment securities, excluding short-term investments, for the six months ended April 30, 2015, aggregated $189,579,080 and $115,666,485, respectively. Included in the aforementioned are purchases and sales of U.S. Government securities of $20,652,915 and $7,878,144, respectively.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended April 30, 2015, advisory fees paid were reduced by $6,466 relating to the Fund's investment in the Liquidity Funds.

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements  ■  April 30, 2015 (unaudited) continued

A summary of the Fund's transactions in shares of the Liquidity Funds during the six months ended April 30, 2015 is as follows:

VALUE OCTOBER 31, 2014	PURCHASES AT COST	SALES	DIVIDEND INCOME	VALUE APRIL 30, 2015
$33,193,266	$123,056,525	$132,512,227	$5,511	$23,737,564

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the six months ended April 30, 2015, included in "Trustees' fees and expenses" in the Statement of Operations amounted to $5,605. At April 30, 2015, the Fund had an accrued pension liability of $73,629, which is included in "Accrued expenses and other payables" in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

7. Federal Income Tax Status

It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, Income Taxes — Overall, sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements  ■  April 30, 2015 (unaudited) continued

has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended October 31, 2014 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2014 and 2013 was as follows:

2014 DISTRIBUTIONS PAID FROM: ORDINARY INCOME	2013 DISTRIBUTIONS PAID FROM: ORDINARY INCOME
$4,011,505	$3,685,020

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to gains/losses on paydowns, swaps and foreign currency, tax adjustments on debt securities sold by the Fund and an expired capital loss carryforward, resulted in the following reclassifications among the Fund's components of net assets at October 31, 2014:

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME	ACCUMULATED NET REALIZED LOSS	PAID-IN-CAPITAL
$1,499,720	$5,209,201	$(6,708,921)

At October 31, 2014, the components of distributable earnings for the Fund on a tax basis were as follows:

UNDISTRIBUTED ORDINARY INCOME	UNDISTRIBUTED LONG-TERM CAPITAL GAIN
$1,927,584	$—

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements  ■  April 30, 2015 (unaudited) continued

At April 30, 2015, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $7,275,886 and the aggregate gross unrealized depreciation is $8,347,139 resulting in net unrealized depreciation of $1,071,253.

At October 31, 2014, the Fund had available for Federal income tax purposes capital loss carryforwards which will expire on the indicated dates:

AMOUNT	EXPIRATION
$14,113,199	October 31, 2016
29,800,962	October 31, 2017
44,367,385	October 31, 2018

During the year ended October 31, 2014, capital loss carryforwards of $6,708,924 expired for Federal income tax purposes.

To the extent that capital loss carryforwards are used to offset any future capital gains realized during the carryover period as provided by U.S. Federal income tax regulations, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders. During the year ended October 31, 2014, the Fund utilized capital loss carryforwards for U.S. Federal income tax purposes of $1,541,890.

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements  ■  April 30, 2015 (unaudited) continued

8. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE SIX MONTHS ENDED APRIL 30, 2015		FOR THE YEAR ENDED OCTOBER 31, 2014
	(unaudited)
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	4,241,052	$24,344,503	11,070,661	$64,596,534
Conversion from Class B	18,019	103,423	93,779	539,519
Reinvestment of dividends	422,552	2,413,157	510,330	2,959,260
Redeemed	(4,888,443)	(27,995,910)	(5,346,856)	(31,078,870)
Net increase (decrease) — Class A	(206,820)	(1,134,827)	6,327,914	37,016,443
CLASS B SHARES
Sold	16,831	96,580	62,791	363,134
Conversion to Class A	(17,969)	(103,423)	(93,552)	(539,519)
Reinvestment of dividends	4,759	27,260	8,081	46,822
Redeemed	(44,016)	(253,739)	(64,990)	(374,914)
Net decrease — Class B	(40,395)	(233,322)	(87,670)	(504,477)
CLASS L SHARES
Sold	1,095,565	6,276,509	714,674	4,171,378
Reinvestment of dividends	45,790	261,597	39,726	230,026
Redeemed	(210,976)	(1,210,544)	(197,070)	(1,140,535)
Net increase — Class L	930,379	5,327,562	557,330	3,260,869
CLASS I SHARES
Sold	9,920,405	57,516,647	6,131,677	36,303,254
Reinvestment of dividends	200,142	1,155,578	76,197	448,586
Redeemed	(1,294,658)	(7,486,386)	(1,647,281)	(9,575,775)
Net increase — Class I	8,825,889	51,185,839	4,560,593	27,176,065
CLASS IS SHARES
Sold	4,921,256	28,573,153	6,939,672	40,527,682
Reinvestment of dividends	225,098	1,298,331	20,568	119,918
Redeemed	(872,210)	(5,076,000)	—	—
Net increase — Class IS	4,274,144	24,795,484	6,960,240	40,647,600
Net increase in Fund	13,783,197	$79,940,736	18,318,407	$107,596,500

The Trustees approved, effective February 25, 2013, the suspension of the continuous offering of Class B shares to new and existing shareholders.

Effective April 30, 2015, the Fund suspended the continuous offering of Class L shares and thus, no further purchases of Class L shares of the Fund may be made by investors.

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements  ■  April 30, 2015 (unaudited) continued

9. Purposes of and Risks Relating to Certain Financial Instruments

The Fund may invest in mortgage securities, including securities issued by the Federal National Mortgage Association ("FNMA") and Federal Home Loan Mortgage Corporation ("FHLMC"). These are fixed income securities that derive their value from or represent interests in a pool of mortgages or mortgage securities. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to the Fund. The risk of such defaults is generally higher in the case of mortgage pools that include sub-prime mortgages. Sub-prime mortgages refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their mortgages. The securities held by the Fund are not backed by sub-prime mortgages.

Additionally, securities issued by FNMA and FHLMC are not backed by or entitled to the full faith and credit of the United States; rather, they are supported by the right of the issuer to borrow from the U.S. Department of the Treasury.

The Federal Housing Finance Agency ("FHFA") serves as conservator of FNMA and FHLMC and the U.S. Department of the Treasury has agreed to provide capital as needed to ensure FNMA and FHLMC continue to provide liquidity to the housing and mortgage markets.

The Fund may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Morgan Stanley Global Fixed Income Opportunities Fund

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE SIX		FOR THE YEAR ENDED OCTOBER 31,
	MONTHS ENDED
	APRIL 30, 2015		2014		2013		2012		2011		2010^
	(unaudited)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$5.77		$5.65		$5.70		$5.35		$5.40		$5.14
Income (loss) from investment operations:
Net investment income(1)	0.10		0.22		0.26		0.26		0.32		0.18
Net realized and unrealized gain (loss)	0.00	(2)	0.11		(0.06)		0.39		(0.07)		0.44
Total income from investment operations	0.10		0.33		0.20		0.65		0.25		0.62
Less dividends from net investment income	(0.14)		(0.21)		(0.25)		(0.30)		(0.30)		(0.36)
Net asset value, end of period	$5.73		$5.77		$5.65		$5.70		$5.35		$5.40
Total Return(3)	1.74	%(7)	5.91%		3.53%		12.54%		4.87%		12.63%
Ratios to Average Net Assets:
Net expenses	1.01	%(4)(8)	1.16	%(4)(5)	1.19	%(4)(5)	1.09	%(4)	1.12	%(4)	1.44	%(4)
Net investment income	3.37	%(4)(8)	3.72	%(4)(5)	4.51	%(4)(5)	4.76	%(4)	6.02	%(4)	3.49	%(4)
Rebate from Morgan Stanley affiliate	0.01	%(8)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)
Supplemental Data:
Net assets, end of period, in thousands	$104,704		$106,612		$68,732		$77,573		$78,145		$83,951
Portfolio turnover rate	54	%(7)	83%		91%		131%		74%		88%

  ^  Beginning with the year ended October 31, 2011, the Fund was audited by Ernst & Young LLP. The previous year was audited by another independent registered public accounting firm.

  (1)  The per share amounts were computed using an average number of shares outstanding during the period.

  (2)  Amount is less than $0.005 per share.

  (3)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (4)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

  (5)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment income ratios, would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
October 31, 2014	1.20%	3.68%
October 31, 2013	1.31	4.39

  (6)  Amount is less than 0.005%.

  (7)  Not annualized.

  (8)  Annualized.

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED OCTOBER 31,
	MONTHS ENDED
	APRIL 30, 2015		2014		2013		2012		2011		2010^
	(unaudited)
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$5.79		$5.67		$5.72		$5.37		$5.42		$5.15
Income (loss) from investment operations:
Net investment income(1)	0.08		0.18		0.22		0.23		0.29		0.15
Net realized and unrealized gain (loss)	0.00	(2)	0.11		(0.06)		0.38		(0.07)		0.45
Total income from investment operations	0.08		0.29		0.16		0.61		0.22		0.60
Less dividends from net investment income	(0.12)		(0.17)		(0.21)		(0.26)		(0.27)		(0.33)
Net asset value, end of period	$5.75		$5.79		$5.67		$5.72		$5.37		$5.42
Total Return(3)	1.38	%(7)	5.15%		2.85%		11.79%		4.19%		12.11%
Ratios to Average Net Assets:
Net expenses	1.68%	(4)(5)(8)	1.84	%(4)(5)	1.77	%(4)(5)	1.69	%(4)	1.72	%(4)	2.04	%(4)
Net investment income	2.75%	(4)(5)(8)	3.10	%(4)(5)	3.91	%(4)(5)	4.16	%(4)	5.42	%(4)	2.89	%(4)
Rebate from Morgan Stanley affiliate	0.01	%(8)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)
Supplemental Data:
Net assets, end of period, in thousands	$1,260		$1,502		$1,969		$4,406		$6,335		$14,502
Portfolio turnover rate	54	%(7)	83%		91%		131%		74%		88%

  ^  Beginning with the year ended October 31, 2011, the Fund was audited by Ernst & Young LLP. The previous year was audited by another independent registered public accounting firm.

  (1)  The per share amounts were computed using an average number of shares outstanding during the period.

  (2)  Amount is less than $0.005 per share.

  (3)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (4)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

  (5)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment income ratios, would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
April 30, 2015	1.87%	2.56%
October 31, 2014	2.02	2.92
October 31, 2013	1.88	3.80

  (6)  Amount is less than 0.005%.

  (7)  Not annualized.

  (8)  Annualized.

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED OCTOBER 31,
	MONTHS ENDED
	APRIL 30, 2015		2014		2013		2012		2011		2010^
	(unaudited)
Class L Shares
Selected Per Share Data:
Net asset value, beginning of period	$5.77		$5.65		$5.70		$5.35		$5.40		$5.14
Income (loss) from investment operations:
Net investment income(1)	0.09		0.20		0.24		0.23		0.29		0.15
Net realized and unrealized gain (loss)	0.00	(2)	0.12		(0.06)		0.39		(0.07)		0.44
Total income from investment operations	0.09		0.32		0.18		0.62		0.22		0.59
Less dividends from net investment income	(0.13)		(0.20)		(0.23)		(0.27)		(0.27)		(0.33)
Net asset value, end of period	$5.73		$5.77		$5.65		$5.70		$5.35		$5.40
Total Return(3)	1.65	%(7)	5.63%		3.16%		11.88%		4.24%		11.96%
Ratios to Average Net Assets:
Net expenses	1.20	%(4)(8)	1.42	%(4)(5)	1.55	%(4)(5)	1.68	%(4)	1.71	%(4)	2.04	%(4)
Net investment income	3.05	%(4)(8)	3.46	%(4)(5)	4.15	%(4)(5)	4.17	%(4)	5.43	%(4)	2.89	%(4)
Rebate from Morgan Stanley affiliate	0.01	%(8)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)
Supplemental Data:
Net assets, end of period, in thousands	$14,541		$9,275		$5,942		$6,744		$6,210		$7,543
Portfolio turnover rate	54	%(7)	83%		91%		131%		74%		88%

  ^  Beginning with the year ended October 31, 2011, the Fund was audited by Ernst & Young LLP. The previous year was audited by another independent registered public accounting firm.

  (1)  The per share amounts were computed using an average number of shares outstanding during the period.

  (2)  Amount is less than $0.005 per share.

  (3)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period. Effective February 25, 2013, Class C shares were renamed Class L shares. Class C shares held for less than one year were subject to a 1.0% contingent deferred sales charge. The contingent deferred sales charge on Class L shares was eliminated effective February 25, 2013.

  (4)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

  (5)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment income ratios, would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
October 31, 2014	1.44%	3.44%
October 31, 2013	1.67	4.03

  (6)  Amount is less than 0.005%.

  (7)  Not annualized.

  (8)  Annualized.

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED OCTOBER 31,
	MONTHS ENDED
	APRIL 30, 2015		2014		2013		2012		2011		2010^
	(unaudited)
Class I Shares
Selected Per Share Data:
Net asset value, beginning of period	$5.82		$5.71		$5.75		$5.39		$5.44		$5.18
Income (loss) from investment operations:
Net investment income(1)	0.10		0.23		0.27		0.28		0.34		0.20
Net realized and unrealized gain (loss)	0.02		0.11		(0.05)		0.39		(0.07)		0.43
Total income from investment operations	0.12		0.34		0.22		0.67		0.27		0.63
Less dividends from net investment income	(0.15)		(0.23)		(0.26)		(0.31)		(0.32)		(0.37)
Net asset value, end of period	$5.79		$5.82		$5.71		$5.75		$5.39		$5.44
Total Return(2)	1.90	%(6)	6.19%		3.95%		12.91%		5.09%		12.81%
Ratios to Average Net Assets:
Net expenses	0.65	%(3)(7)	0.80	%(3)(4)	0.94	%(3)(4)	0.84	%(3)	0.87	%(3)	1.19	%(3)
Net investment income	3.45	%(3)(7)	3.88	%(3)(4)	4.77	%(3)(4)	5.01	%(3)	6.27	%(3)	3.74	%(3)
Rebate from Morgan Stanley affiliate	0.01	%(7)	0.01%		0.00	%(5)	0.00	%(5)	0.00	%(5)	0.00	%(5)
Supplemental Data:
Net assets, end of period, in thousands	$80,653		$29,761		$3,130		$1,892		$804		$879
Portfolio turnover rate	54	%(6)	83%		91%		131%		74%		88%

  ^  Beginning with the year ended October 31, 2011, the Fund was audited by Ernst & Young LLP. The previous year was audited by another independent registered public accounting firm.

  (1)  The per share amounts were computed using an average number of shares outstanding during the period.

  (2)  Calculated based on the net asset value as of the last business day of the period.

  (3)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

  (4)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment income ratios, would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
October 31, 2014	0.86%	3.82%
October 31, 2013	1.08	4.63

  (5)  Amount is less than 0.005%.

  (6)  Not annualized.

  (7)  Annualized.

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Financial Highlights continued

	FOR THE SIX MONTHS ENDED APRIL 30, 2015		FOR THE YEAR ENDED OCTOBER 31, 2014		FOR PERIOD FROM SEPTEMBER 13, 2013^ TO OCTOBER 31, 2013
	(unaudited)
Class IS Shares
Selected Per Share Data:
Net asset value, beginning of period	$5.83		$5.71		$5.55
Income from investment operations:
Net investment income(1)	0.11		0.18		0.03
Net realized and unrealized gain	0.00	(2)	0.17		0.17
Total income from investment operations	0.11		0.35		0.20
Less dividends from net investment income	(0.15)		(0.23)		(0.04)
Net asset value, end of period	$5.79		$5.83		$5.71
Total Return(3)	1.91	%(7)	6.21%		3.70	%(7)
Ratios to Average Net Assets:
Net expenses	0.62	%(4)(5)(8)	0.66	%(4)(5)	0.84	%(4)(5)(8)
Net investment income	3.77	%(4)(5)(8)	3.06	%(4)(5)	4.54	%(4)(5)(8)
Rebate from Morgan Stanley affiliate	0.01	%(8)	0.02%		0.00	%(6)(8)
Supplemental Data:
Net assets, end of period, in thousands	$65,047		$40,579		$10
Portfolio turnover rate	54	%(7)	83%		91	%(7)

  ^  Commencement of operations.

  (1)  The per share amounts were computed using an average number of shares outstanding during the period.

  (2)  Amount is less than $0.005 per share.

  (3)  Calculated based on the net asset value of the last business day of the period.

  (4)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(5)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment income ratios, would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
October 31, 2014	0.97%	2.75%
October 31, 2013	1.91	3.47

  (6)  Amount is less than 0.005%.

  (7)  Not annualized.

  (8)  Annualized.

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

U.S. Privacy Policy (unaudited)

An Important Notice Concerning Our U.S. Privacy Policy

This privacy notice describes the U.S. privacy policy of Morgan Stanley Distribution, Inc., and the Morgan Stanley family of mutual funds ("us", "our", "we").

We are required by federal law to provide you with notice of our U.S. privacy policy ("Policy"). This Policy applies to both our current and former clients unless we state otherwise and is intended for individual clients who purchase products or receive services from us for personal, family or household purposes. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, or accounts subject to the Uniform Gifts to Minors Act.

This notice sets out our business practices to protect your privacy; how we collect and share personal information about you; and how you can limit our sharing or certain uses by others of this information. We may amend this Policy at any time, and will inform you of any changes to our Policy as required by law.

We Respect Your Privacy

We appreciate that you have provided us with your personal financial information and understand your concerns about your information. We strive to safeguard the information our clients entrust to us. Protecting the confidentiality and security of client information is an important part of how we conduct our business.

This notice describes what personal information we collect about you, how we collect it, when we may share it with others, and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you with our affiliated companies, including, but not limited to our affiliated banking businesses, brokerage firms and credit service affiliates. It also discloses how you may limit our affiliates' use of shared information for marketing purposes.

Throughout this Policy, we refer to the nonpublic information that personally identifies you as "personal information." We also use the term "affiliated company" in this notice. An affiliated company is a company in our family of companies and includes companies with the Morgan Stanley name. These affiliated companies are financial institutions such as broker-dealers, banks, investment advisers and credit card issuers. We refer to any company that is not an affiliated company as a nonaffiliated third party. For purposes of Section 5 of this notice, and your ability to limit certain uses of personal information by our affiliates, this notice applies to the use of personal information by our affiliated companies.

Morgan Stanley Global Fixed Income Opportunities Fund

U.S. Privacy Policy (unaudited) continued

1. What Personal Information Do We Collect From You?

We may collect the following types of information about you: (i) information provided by you, including information from applications and other forms we receive from you, (ii) information about your transactions with us or our affiliates, (iii) information about your transactions with nonaffiliated third parties, (iv) information from consumer reporting agencies, (v) information obtained from our websites, and (vi) information obtained from other sources. For example:

•  We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

2. When Do We Disclose Personal Information We Collect About You?

We may disclose personal information we collect about you in each of the categories listed above to affiliated and nonaffiliated third parties.

a. Information We Disclose to Affiliated Companies. We may disclose personal information that we collect about you to our affiliated companies to manage your account(s) effectively, to service and process your transactions, and to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

b. Information We Disclose to Third Parties. We may disclose personal information that we collect about you to nonaffiliated third parties to provide marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements. We may also disclose all of the information we collect to other nonaffiliated third parties for our everyday business purposes, such as to process transactions, maintain account(s), respond to court orders and legal investigations, report to credit bureaus, offer our own products and services, protect against fraud, for institutional risk control, to perform services on our behalf, and as otherwise required or permitted by law.

Morgan Stanley Global Fixed Income Opportunities Fund

U.S. Privacy Policy (unaudited) continued

When we share personal information about you with a nonaffiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be permitted or required by law.

3. How Do We Protect The Security and Confidentiality Of Personal Information We Collect About You?

We maintain physical, electronic and procedural security measures that comply with applicable law and regulations to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information by employees. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to appropriate security standards with respect to such information.

4. How Can You Limit Our Sharing Certain Personal Information About You With Our Affiliated Companies For Eligibility Determination?

By following the opt-out procedures in Section 6 below, you may limit the extent to which we share with our affiliated companies, personal information that was collected to determine your eligibility for products and services such as your credit reports and other information that you have provided to us or that we may obtain from third parties ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with our affiliated companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account.

5. How Can You Limit the Use of Certain Personal Information About You by Our Affiliated Companies for Marketing?

By following the opt-out instructions in Section 6 below, you may limit our affiliated companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit our affiliated companies from using personal information about you that we may share with them for marketing their products and services to you, our affiliated companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the affiliated party has its own relationship with you.

Morgan Stanley Global Fixed Income Opportunities Fund

U.S. Privacy Policy (unaudited) continued

6. How Can You Send Us an Opt-Out Instruction?

If you wish to limit our sharing of eligibility information about you with our affiliated companies, or our affiliated companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 6p.m. (EST)

•  Writing to us at the following address:
Boston Financial Data Services, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

If you choose to write to us, your request should include: your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or information used for marketing (Section 5 above), or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account.

Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about our affiliated companies' products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account or relationship with us, please specify the accounts to which you would like us to apply your privacy choices. If you have accounts or relationships with our affiliates, you may receive multiple privacy policies from them, and will need to separately notify those companies of your privacy choices for those accounts or relationships.

7. What if an affiliated company becomes a nonaffiliated third party?

If, at any time in the future, an affiliated company becomes a nonaffiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to nonaffiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies,

Morgan Stanley Global Fixed Income Opportunities Fund

U.S. Privacy Policy (unaudited) continued

your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a nonaffiliated third party.

Special Notice to Residents of Vermont
The following section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with nonaffiliated third parties, or eligibility information with affiliated companies, other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or eligibility information with affiliated companies, unless you provide us with your written consent to share such information.

Special Notice to Residents of California
The following section supplements our Policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above Policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such personal information with our affiliates to comply with California privacy laws that apply to us.

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Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

(a) Refer to Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to annual reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics — Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Global Fixed Income Opportunities Fund

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
June 19, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
June 19, 2015

/s/ Francis Smith
Francis Smith
Principal Financial Officer
June 19, 2015